JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 25.6%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	52,839
1.13%, 8/15/2040	29,845	17,937
3.88%, 8/15/2040	54,475	49,136
2.25%, 5/15/2041	207,900	147,983
2.38%, 2/15/2042	200,455	142,801
3.38%, 8/15/2042	50,000	41,158
2.75%, 11/15/2042	289,890	216,240
3.13%, 2/15/2043	138,080	108,830
3.88%, 2/15/2043	3,905	3,430
3.88%, 5/15/2043	101,570	89,001
3.63%, 8/15/2043	358,540	302,504
3.75%, 11/15/2043	256,218	219,537
3.63%, 2/15/2044	198,360	166,444
3.00%, 11/15/2044	50,821	38,283
3.00%, 11/15/2045	9,035	6,731
2.50%, 2/15/2046	70,000	47,433
2.25%, 8/15/2046	179,932	115,135
3.00%, 2/15/2047	5,431	3,992
3.00%, 2/15/2048	78,220	56,810
3.13%, 5/15/2048	43,243	32,074
3.00%, 8/15/2048	4,200	3,036
2.88%, 5/15/2049	12,946	9,079
2.25%, 8/15/2049	180,150	110,215
2.38%, 11/15/2049	98,830	62,035
2.00%, 2/15/2050	76,853	44,010
1.25%, 5/15/2050	4,667	2,180
1.38%, 8/15/2050	25,855	12,402
1.63%, 11/15/2050	62,475	32,077
1.88%, 2/15/2051	204,145	111,698
2.38%, 5/15/2051	166,815	103,210
2.00%, 8/15/2051	144,750	81,331
1.88%, 11/15/2051	200,075	108,400
2.25%, 2/15/2052	150,605	89,681
2.88%, 5/15/2052	131,125	90,082
3.00%, 8/15/2052	172,625	121,721
3.63%, 2/15/2053	28,800	23,001
4.25%, 8/15/2054	6,595	5,897
4.50%, 11/15/2054	20,140	18,799
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,206	3,242
3.63%, 4/15/2028	17,926	19,061
2.50%, 1/15/2029	5,343	5,547
U.S. Treasury Notes
2.00%, 8/15/2025	141,304	140,633
2.25%, 11/15/2025	110,049	109,039
4.00%, 12/15/2025	195,000	194,838
0.38%, 1/31/2026	45,675	44,516

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
0.50%, 2/28/2026	403,160	392,176
2.50%, 2/28/2026	12,550	12,389
0.75%, 4/30/2026	15,670	15,193
4.13%, 6/15/2026	20,000	19,996
0.88%, 6/30/2026	248,957	240,477
4.63%, 9/15/2026	265,210	267,044
2.00%, 11/15/2026	10,000	9,717
1.75%, 12/31/2026	64,262	62,063
1.50%, 1/31/2027	5,196	4,991
4.13%, 2/28/2027	250,000	250,693
2.63%, 5/31/2027	200,000	195,078
2.75%, 7/31/2027	113,240	110,573
3.13%, 8/31/2027	111,315	109,506
0.38%, 9/30/2027	31,575	29,137
4.13%, 10/31/2027	318,905	320,637
4.25%, 1/15/2028	53,280	53,767
1.25%, 3/31/2028	160,035	148,889
3.63%, 3/31/2028	12,000	11,925
1.25%, 4/30/2028	85,520	79,407
2.88%, 5/15/2028	7,030	6,836
1.25%, 6/30/2028	782,087	723,095
1.00%, 7/31/2028	225,000	205,893
1.75%, 1/31/2029	48,420	44,889
1.88%, 2/28/2029	218,300	203,011
2.88%, 4/30/2029	617,050	593,959
3.25%, 6/30/2029	270,000	263,155
3.13%, 8/31/2029	86,645	83,920
3.88%, 9/30/2029	175,000	174,542
4.00%, 10/31/2029	113,000	113,260
4.38%, 12/31/2029	33,345	33,929
4.88%, 10/31/2030	315,775	328,739
1.63%, 5/15/2031	23,990	20,901
1.25%, 8/15/2031	115,000	97,121
1.38%, 11/15/2031	28,783	24,306
4.50%, 12/31/2031	14,685	14,985
4.38%, 1/31/2032	37,635	38,123
1.88%, 2/15/2032	292,700	253,849
4.13%, 2/29/2032	30,000	29,948
2.88%, 5/15/2032	116,650	107,573
2.75%, 8/15/2032	171,000	155,777
4.13%, 11/15/2032	21,000	20,907
3.88%, 8/15/2033	14,250	13,861
4.50%, 11/15/2033	600,000	608,953
4.00%, 2/15/2034	115,351	112,706
3.88%, 8/15/2034	151,700	146,154
4.25%, 11/15/2034	219,210	217,052
U.S. Treasury STRIPS Bonds
6.16%, 2/15/2026 (a)	6,700	6,520

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
6.30%, 5/15/2026 (a)	24,999	24,072
0.69%, 11/15/2026 (a)	10,990	10,377
1.41%, 11/15/2027 (a)	50,000	45,396
1.76%, 8/15/2029 (a)	100,000	84,518
4.52%, 8/15/2030 (a)	63,190	51,043
3.10%, 11/15/2030 (a)	195,970	156,483
4.69%, 2/15/2031 (a)	449,750	354,591
4.49%, 5/15/2031 (a)	261,915	204,186
4.70%, 8/15/2031 (a)	567,895	437,230
4.51%, 11/15/2031 (a)	167,615	127,484
5.16%, 5/15/2032 (a)	113,297	84,206
3.93%, 8/15/2032 (a)	149,800	109,969
4.28%, 11/15/2032 (a)	122,788	89,028
4.53%, 2/15/2033 (a)	36,300	25,992
4.66%, 5/15/2033 (a)	108,105	76,464
6.82%, 8/15/2033 (a)	24,963	17,421
7.63%, 11/15/2033 (a)	33,709	23,213
5.04%, 8/15/2039 (a)	17,900	8,861
5.01%, 11/15/2040 (a)	216,030	99,202
5.11%, 2/15/2041 (a)	138,670	62,794
5.20%, 8/15/2041 (a)	178,550	78,671
5.13%, 2/15/2043 (a)	16,580	6,689
5.04%, 5/15/2046 (a)	19,005	6,442
Total U.S. Treasury Obligations (Cost $13,913,402)		12,565,982
Corporate Bonds — 24.9%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	827
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	12,633
5.80%, 10/11/2041 (b)	2,500	2,499
3.00%, 9/15/2050 (b)	5,645	3,580
Boeing Co. (The)
2.75%, 2/1/2026	10,982	10,834
2.20%, 2/4/2026	22,360	21,964
3.10%, 5/1/2026	9,560	9,418
5.04%, 5/1/2027	9,155	9,210
5.15%, 5/1/2030	14,590	14,718
6.39%, 5/1/2031	11,580	12,356
3.60%, 5/1/2034	5,076	4,390
6.53%, 5/1/2034	19,270	20,568
5.71%, 5/1/2040	12,565	12,125
5.81%, 5/1/2050	14,000	13,110
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,525
5.40%, 7/31/2033	11,863	12,022
4.85%, 4/27/2035	1,918	1,842

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,928
5.75%, 3/15/2033	8,600	8,836
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,439
RTX Corp.
5.15%, 2/27/2033	11,955	12,037
4.50%, 6/1/2042	13,927	12,048
4.15%, 5/15/2045	7,861	6,287
3.75%, 11/1/2046	7,060	5,264
4.35%, 4/15/2047	4,020	3,272
2.82%, 9/1/2051	10,000	5,966
3.03%, 3/15/2052	3,840	2,387
6.40%, 3/15/2054	5,495	5,862
		265,947
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	8,767
1.30%, 1/8/2026 (b)	7,365	7,209
1.50%, 6/15/2026 (b)	17,530	16,925
2.38%, 10/15/2027 (b)	9,020	8,502
1.80%, 1/10/2028 (b)	12,950	11,982
4.55%, 9/26/2029 (b)	19,100	18,725
6.38%, 4/8/2030 (b)	9,030	9,481
5.40%, 6/24/2031 (b)	11,887	11,990
4.75%, 9/26/2031 (b)	3,000	2,916
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,725
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	6,094
		113,316
Banks — 7.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	18,035
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	14,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	29,300	29,363
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	8,147
(SOFR + 1.91%), 5.87%, 3/28/2035 (b) (c)	33,860	34,371
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,953
5.36%, 8/14/2028 (b)	20,760	21,336
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,834	1,828
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	6,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	23,400	23,752
5.59%, 8/8/2028	49,600	50,987
5.57%, 1/17/2030	12,200	12,540
5.44%, 7/15/2031	17,400	17,870

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,029
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	9,301
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	10,025	9,855
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	26,062
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	29,628	28,994
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	49,969	48,485
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	7,135	7,007
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	34,400	34,956
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	19,095	17,726
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	53,000	54,910
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	20,238
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	17,227
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	29,947
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	22,540	22,776
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	37,734
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	33,141
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	33,280	33,985
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	16,360	16,656
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	26,651
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	23,810	22,892
5.79%, 7/13/2028 (b)	24,190	24,946
5.54%, 1/22/2030 (b)	13,575	13,988
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,578
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	53,129
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	18,170	18,138
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	17,715	17,868
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	9,074
(SOFR + 1.59%), 5.79%, 2/25/2036 (c)	16,020	16,055
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	12,126	12,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,544
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	20,560	20,816
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	26,260	26,758
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	76,360	77,096
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	32,240	33,023
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	11,319
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	17,265	17,372
4.75%, 7/19/2027 (b)	2,915	2,930
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,935
5.28%, 5/30/2029 (b)	9,560	9,753
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	29,400	30,932
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	11,526	11,778

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.68%), 5.88%, 1/14/2031 (b) (c)	11,450	11,771
(SOFR + 1.58%), 5.39%, 5/28/2031 (b) (c)	43,095	43,460
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	12,944
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (c)	21,875	23,695
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	11,880	12,030
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (c)	14,995	15,566
(SOFR + 1.96%), 6.03%, 5/28/2036 (b) (c)	49,665	50,402
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	64,140	65,619
(SOFR + 2.26%), 6.04%, 6/15/2035 (b) (c)	30,700	31,639
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,346
3.60%, 4/7/2032	8,000	7,344
Capital One NA 4.25%, 3/13/2026	8,109	8,082
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,408
4.30%, 11/20/2026	6,200	6,169
4.45%, 9/29/2027	1,491	1,485
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	12,240	12,080
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	40,403
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,800
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,297
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	21,204	20,943
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	18,415	18,402
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	3,330	2,929
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	50,000	53,047
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	31,800	31,864
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,307
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,092
3.75%, 7/21/2026	8,564	8,476
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	12,585
Credit Agricole SA (France)
5.59%, 7/5/2026 (b)	12,885	13,047
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	15,002	15,160
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	13,890	14,523
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	13,418	13,628
(SOFR + 1.46%), 5.22%, 5/27/2031 (b) (c)	28,750	29,002
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (c)	45,845	46,575
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	29,115	30,001
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	10,433	10,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	13,405	13,452
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	20,920
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (b)	21,595	21,993
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	8,401	8,626

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	4,932	4,922
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	17,888	17,677
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	24,315
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	12,410
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	43,090	43,518
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	11,185	11,213
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	17,942
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	11,395
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	3,840	4,030
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (c)	17,160	17,346
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	13,000	13,079
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,547
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,628
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,210
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	39,037
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	26,465	26,409
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,609
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,691
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	11,805
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	6,805	6,882
4.38%, 3/22/2028	6,745	6,703
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	19,370	19,575
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	17,055
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	14,012
2.05%, 7/17/2030	23,420	20,551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	20,600	20,884
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	16,201
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	10,453
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	26,975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	15,424
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,092
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	8,560	8,629
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	29,653	29,751
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,619
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	14,922
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	25,946	25,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	14,675	14,732

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	41,515	42,316
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	20,945	21,478
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	16,730	17,041
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (c)	28,460	28,488
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	21,370	21,103
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	34,180	34,035
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (c)	29,735	30,678
(SOFR + 2.14%), 6.34%, 5/31/2035 (c)	14,000	14,332
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	14,328
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	46,722
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	20,755	20,552
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	34,925	35,719
Societe Generale SA (France)
5.25%, 2/19/2027 (b)	25,708	25,859
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	7,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	20,000	20,695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	23,515	23,913
3.00%, 1/22/2030 (b)	6,844	6,286
(SOFR + 1.65%), 5.51%, 5/22/2031 (b) (c)	33,075	33,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	26,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (c)	36,630	37,680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (c)	12,891	13,580
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	16,372	16,621
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	30,497	29,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	23,375	23,683
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (b) (c)	24,370	24,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (c)	5,540	5,911
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (b) (c)	14,935	14,923
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,468
5.72%, 9/14/2028	34,240	35,443
3.04%, 7/16/2029	25,422	23,897
5.71%, 1/13/2030	23,065	24,018
5.24%, 4/15/2030	23,100	23,587
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	15,305	15,767
5.30%, 1/30/2032	25,100	25,453
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	27,075	27,425
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	20,190	21,735
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	12,382
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	10,000	10,245
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	10,759	10,932

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	10,570
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	19,230	19,388
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	12,600	12,836
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,912
(SOFR + 1.37%), 4.97%, 4/23/2029 (c)	23,850	24,028
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	48,610	49,868
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	48,461
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	22,315	22,680
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	16,929
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	71,990	70,601
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,148
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,306
		3,693,031
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	20,961
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	604
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	11,205	9,012
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,904
4.50%, 5/9/2047	3,680	2,979
5.25%, 11/15/2048	3,091	2,764
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,591
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	15,797
		69,612
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,801
4.55%, 3/15/2035	3,881	3,705
4.50%, 5/14/2035	15,614	14,847
4.05%, 11/21/2039	33,708	28,782
4.63%, 10/1/2042	9,850	8,673
4.40%, 11/6/2042	12,902	11,077
4.75%, 3/15/2045	7,000	6,154
4.45%, 5/14/2046	2,145	1,798
4.25%, 11/21/2049	10,194	8,167
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,670
5.60%, 3/2/2043	23,181	22,496
4.66%, 6/15/2051	17,300	14,350
5.65%, 3/2/2053	16,083	15,310
5.75%, 3/2/2063	7,500	7,091
Baxalta, Inc. 5.25%, 6/23/2045	327	298

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,914
2.60%, 10/1/2040	64,665	45,251
		224,384
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,411
3.95%, 4/13/2052	27,400	21,183
3.25%, 5/12/2061	7,000	4,458
		34,052
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	5,012
6.50%, 8/15/2032	10,095	10,614
4.50%, 5/15/2047	3,130	2,481
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,631
		28,738
Capital Markets — 1.7%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	21,378
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,515
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,596
4.85%, 3/29/2029	5,160	5,168
4.70%, 9/20/2047	1,075	889
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,471
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	4,955	4,770
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	8,188	8,289
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	24,880	25,162
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	25,341	26,446
5.41%, 5/10/2029	16,725	17,215
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,846
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	6,960	6,929
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	35,870	35,920
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	17,877	15,784
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,175	7,002
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,447
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	14,340
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	15,110
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	47,377	46,511
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	18,675	18,268
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,250	27,693
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	25,535	25,753
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	39,376	39,950
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	10,260

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	11,062
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	53,955	53,498
6.75%, 10/1/2037	1,435	1,544
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	3,917
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	14,160
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	727
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,043
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,840
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	7,120
Morgan Stanley
4.35%, 9/8/2026	1,640	1,633
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,605
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	7,397	7,238
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	19,325	19,558
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	12,938
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	13,630	13,941
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	17,383
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	4,930	5,089
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	16,015	16,174
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	9,432
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	28,374
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,379
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	11,146	11,213
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	21,675	21,534
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,609
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	6,875
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	7,916
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	10,919
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,669
S&P Global, Inc. 2.90%, 3/1/2032	13,602	12,196
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,840
UBS AG (Switzerland) 7.50%, 2/15/2028	3,598	3,867
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	9,320	9,318
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (b) (c)	14,521	14,811
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	8,470	8,723
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	24,790	26,613
(SOFR + 5.02%), 9.02%, 11/15/2033 (b) (c)	10,000	12,214
(SOFR + 1.76%), 5.58%, 5/9/2036 (b) (c)	8,000	8,005
		832,617
Chemicals — 0.1%
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,464
4.95%, 6/1/2043	16,825	14,410
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	248

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
DuPont de Nemours, Inc. 5.32%, 11/15/2038	11,250	11,457
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,806
5.25%, 1/15/2045	4,729	4,243
5.00%, 4/1/2049	4,150	3,606
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,151
		46,385
Commercial Services & Supplies — 0.2%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	25,300	25,672
5.64%, 3/13/2027 (b)	6,890	6,989
6.32%, 12/4/2028 (b)	25,788	27,055
5.04%, 3/25/2030 (b)	23,200	23,093
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,156
		84,965
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,522
3.05%, 10/1/2041	3,330	2,298
		16,820
Construction Materials — 0.0% ^
CRH America, Inc. 5.13%, 5/18/2045 (b)	6,052	5,460
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,655
		11,115
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	13,141	13,147
4.45%, 10/1/2025	4,342	4,337
2.45%, 10/29/2026	39,380	38,167
3.00%, 10/29/2028	12,605	11,899
5.10%, 1/19/2029	3,835	3,871
4.63%, 9/10/2029	22,915	22,738
Aircastle Ltd.
5.25%, 3/15/2030 (b)	150	149
5.75%, 10/1/2031 (b)	11,525	11,703
American Express Co.
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	14,285	14,502
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	5,720	5,758
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	41,007	41,012
2.13%, 2/21/2026 (b)	28,294	27,513
4.25%, 4/15/2026 (b)	56,405	55,700
4.38%, 5/1/2026 (b)	29,066	28,761
2.53%, 11/18/2027 (b)	110,463	104,117
4.95%, 1/15/2028 (b)	12,000	11,948

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.38%, 5/4/2028 (b)	10,555	10,926
5.75%, 3/1/2029 (b)	21,105	21,488
5.75%, 11/15/2029 (b)	32,420	32,881
5.15%, 1/15/2030 (b)	19,965	19,870
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,991
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,691
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	30,792
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	14,072
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,437
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	11,200	11,238
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (b)	34,225	34,325
6.40%, 3/26/2029 (b)	27,694	28,635
5.15%, 3/17/2030 (b)	14,928	14,704
6.50%, 3/26/2031 (b)	13,550	14,083
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,436
		656,891
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	3,451	3,604
Kroger Co. (The)
5.00%, 9/15/2034	9,140	8,902
5.40%, 7/15/2040	829	794
5.00%, 4/15/2042	9,000	8,037
3.88%, 10/15/2046	11,000	8,107
5.50%, 9/15/2054	6,950	6,427
		35,871
Containers & Packaging — 0.0% ^
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (b)	6,000	6,039
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	5,760	5,735
WRKCo, Inc. 3.90%, 6/1/2028	2,870	2,811
		14,585
Diversified — 0.3%
Ygrene Energy Fund, Inc. 8.50%, 7/25/2045 ‡ (b)	145,433	145,433
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,873
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	5,792
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,010
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,157
		22,832
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	10,543
2.85%, 1/15/2032	2,972	2,527
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,423

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — continued
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,940
2.45%, 2/1/2032	10,980	9,230
2.25%, 4/1/2033	12,000	9,630
		45,293
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,290
2.25%, 2/1/2032	26,520	22,500
3.50%, 6/1/2041	35,836	27,419
3.65%, 6/1/2051	16,997	11,818
3.55%, 9/15/2055	25,312	16,733
3.80%, 12/1/2057	4,454	3,049
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,277
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,874
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	12,091
Verizon Communications, Inc.
1.68%, 10/30/2030	2,840	2,434
2.55%, 3/21/2031	25,000	22,143
4.78%, 2/15/2035	19,409	18,679
2.65%, 11/20/2040	27,316	18,827
3.40%, 3/22/2041	7,000	5,292
3.70%, 3/22/2061	6,890	4,642
		174,068
Electric Utilities — 2.8%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,588
3.15%, 9/15/2049	2,680	1,726
5.40%, 3/15/2053	4,030	3,764
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,020
6.00%, 3/1/2039	769	812
4.10%, 1/15/2042	923	737
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,998
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,736
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,477
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,673
3.20%, 9/15/2049	8,020	5,227
2.90%, 6/15/2050	7,770	4,747
5.65%, 6/1/2054	17,320	16,679
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	806
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,748
5.95%, 12/15/2036	840	861
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,647

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,287
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,584
Series B, 3.65%, 3/1/2052	1,146	821
5.40%, 4/1/2053	934	883
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	16,370	17,161
Series A-2, 6.09%, 9/1/2037	18,650	19,806
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,022
5.40%, 1/15/2054	9,705	9,043
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,352
3.75%, 9/1/2046	16,415	11,803
6.10%, 9/15/2053	26,040	25,808
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,431
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,317
Series YYY, 3.25%, 10/1/2049	6,895	4,510
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,391
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,531
4.10%, 3/15/2043	1,569	1,266
4.15%, 12/1/2044	2,258	1,795
3.70%, 10/15/2046	1,616	1,185
2.90%, 8/15/2051	9,495	5,726
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,096
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,732
2.78%, 1/7/2032 (b)	6,275	5,351
Edison International
5.75%, 6/15/2027	2,000	2,009
4.13%, 3/15/2028	6,730	6,473
5.25%, 11/15/2028	15,800	15,566
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	19,275	19,791
Emera US Finance LP (Canada) 4.75%, 6/15/2046	24,295	19,606
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,365
5.13%, 6/26/2029 (b)	15,935	16,133
5.50%, 6/26/2034 (b)	22,930	22,960
6.00%, 10/7/2039 (b)	897	904
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	4,783
5.75%, 6/1/2054	6,750	6,510
Entergy Corp. 2.95%, 9/1/2026	2,469	2,421
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,856

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.25%, 4/1/2028	1,551	1,508
3.05%, 6/1/2031	4,606	4,206
4.00%, 3/15/2033	3,430	3,184
5.80%, 3/15/2055	17,840	17,289
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,082
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,148
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	11,023	10,850
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,787
Exelon Corp.
3.40%, 4/15/2026	1,177	1,165
5.30%, 3/15/2033	13,000	13,147
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	50,199
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (b)	1,570	1,513
5.20%, 4/1/2028 (b)	2,400	2,439
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,865
4.55%, 4/1/2049 (b)	830	697
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,491
5.30%, 4/1/2053	9,410	8,753
Fortis, Inc. (Canada) 3.06%, 10/4/2026	8,472	8,301
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,322
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	6,820	6,268
5.40%, 6/1/2033 (b)	5,000	4,968
5.65%, 5/9/2034 (b)	18,040	18,158
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,134
5.10%, 1/15/2035	8,680	8,494
6.15%, 6/1/2037	1,740	1,819
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,808
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,462
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	12,366
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	8,107
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	760
5.38%, 9/15/2040	1,287	1,262
5.45%, 5/15/2041	3,354	3,173
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,240
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,407
3.55%, 5/1/2027	2,239	2,199
5.25%, 2/28/2053	11,030	9,861
5.55%, 3/15/2054	45,000	41,643
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (b)	8,540	7,953
Northern States Power Co. 5.10%, 5/15/2053	15,470	13,912

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	8,285
2.45%, 12/2/2027 (b)	13,055	12,282
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,322
Ohio Edison Co. 6.88%, 7/15/2036	780	867
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,121
4.95%, 9/15/2052	19,830	17,120
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,620
2.95%, 3/1/2026	5,955	5,859
3.75%, 7/1/2028	7,665	7,376
6.10%, 1/15/2029	28,870	29,827
6.40%, 6/15/2033	33,829	34,807
5.80%, 5/15/2034	21,651	21,398
4.45%, 4/15/2042	5,700	4,435
3.75%, 8/15/2042 (e)	2,882	2,032
4.30%, 3/15/2045	18,688	13,914
4.00%, 12/1/2046	5,000	3,496
6.75%, 1/15/2053	7,990	7,956
5.90%, 10/1/2054	18,445	16,519
Palomino Funding Trust I 7.23%, 5/17/2028 (b)	5,000	5,260
PECO Energy Co. 2.80%, 6/15/2050	6,430	3,895
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,925
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	22,058
Series A-3, 5.54%, 7/15/2047	8,670	8,279
Series A-3, 5.53%, 6/1/2049	26,600	25,708
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,893
Series A-4, 5.21%, 12/1/2047	9,600	8,867
Series A-5, 4.67%, 12/1/2051	2,170	1,844
Series A-5, 5.10%, 6/1/2052	26,355	23,891
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	26,389	26,715
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,301
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,402
5.25%, 5/15/2053	14,285	13,283
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,883
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	811
5.25%, 4/1/2053	10,460	9,284
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,656
5.20%, 1/15/2035	6,205	6,064
Series G, 6.63%, 11/15/2037	3,901	4,148
Series K, 3.15%, 8/15/2051	12,330	7,568

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,012
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,903
Series A-1, 4.70%, 6/15/2040	16,684	15,914
Series A-3, 2.51%, 11/15/2043	7,950	5,146
Series A-2, 5.11%, 12/15/2047	6,495	5,733
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	19,684
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	16,336	16,312
Series A2, 5.17%, 5/15/2041	6,960	6,747
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,168
6.00%, 1/15/2034	895	907
5.20%, 6/1/2034	14,150	13,551
6.05%, 3/15/2039	2,197	2,174
3.90%, 12/1/2041	3,408	2,463
Series C, 4.13%, 3/1/2048	1,800	1,273
Series 20A, 2.95%, 2/1/2051	3,000	1,695
5.70%, 3/1/2053	5,545	4,843
5.88%, 12/1/2053	25,400	22,712
5.75%, 4/15/2054	13,500	11,859
5.90%, 3/1/2055	12,515	11,238
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,736
5.20%, 6/15/2033	2,370	2,367
5.70%, 3/15/2034	28,704	29,545
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,278
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,177
Union Electric Co.
5.20%, 4/1/2034	13,540	13,535
4.00%, 4/1/2048	1,600	1,213
3.90%, 4/1/2052	6,367	4,698
5.45%, 3/15/2053	11,765	11,011
5.13%, 3/15/2055	8,335	7,431
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,165
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,208
Vistra Operations Co. LLC
6.95%, 10/15/2033 (b)	2,981	3,213
6.00%, 4/15/2034 (b)	4,203	4,263
5.70%, 12/30/2034 (b)	13,240	13,189
Xcel Energy, Inc. 4.80%, 9/15/2041	829	704
		1,357,502
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	6,270	5,695

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,372
4.75%, 8/1/2043	2,375	2,003
7.60%, 8/15/2096 (b)	2,242	2,513
		7,888
Financial Services — 0.4%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	19,300	19,300
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,341
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,085
3.85%, 4/5/2029	9,710	9,422
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,947
4.40%, 7/1/2049	5,835	4,580
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,320
2.90%, 11/15/2031	9,690	8,419
5.95%, 8/15/2052	3,625	3,369
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	28,172
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,118
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (b) (c)	11,000	10,693
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (b) (c)	26,080	25,194
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (b)	3,421	2,909
3.30%, 9/15/2046 (b)	3,050	2,172
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	15,000	15,000
		173,041
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (b)	3,406	3,534
5.38%, 1/9/2036 (b)	5,080	4,907
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,826
4.20%, 9/17/2029	24,938	24,609
2.75%, 5/14/2031	22,130	19,822
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,205
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,352
6.50%, 11/15/2053	8,575	9,012
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	13,762
6.75%, 3/15/2034	24,808	26,654
JBS USA LUX SARL
5.95%, 4/20/2035 (b)	8,980	9,142
6.38%, 2/25/2055 (b)	16,735	16,636

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	6,764
Mars, Inc. 5.00%, 3/1/2032 (b)	28,555	28,651
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	811
The Campbell's Co. 3.13%, 4/24/2050	4,828	3,035
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,396
		201,118
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	5,917
4.13%, 10/15/2044	1,750	1,419
4.13%, 3/15/2049	6,000	4,649
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,803
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,418
4.27%, 3/15/2048 (b)	6,500	4,878
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,136
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,630
5.05%, 5/15/2052	7,979	6,804
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,507
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,565
		45,726
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,353
5.75%, 5/1/2040	3,244	3,316
5.40%, 6/1/2041	9,266	8,976
4.40%, 3/15/2042	2,010	1,734
4.38%, 9/1/2042	4,018	3,429
5.15%, 9/1/2043	3,380	3,188
4.70%, 9/1/2045	3,150	2,765
3.55%, 2/15/2050	5,584	4,000
5.50%, 3/15/2055	7,160	6,929
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,126
CSX Corp.
5.50%, 4/15/2041	3,498	3,417
4.10%, 3/15/2044	1,515	1,226
4.75%, 11/15/2048	8,165	7,055
3.35%, 9/15/2049	2,710	1,840
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	15,410	15,683
5.20%, 10/30/2034 (b)	7,330	7,359
7.00%, 10/15/2037 (b)	425	480
5.63%, 3/15/2042 (b)	3,104	3,020
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,295

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
4.05%, 8/15/2052	5,192	3,906
Penske Truck Leasing Co. LP
5.70%, 2/1/2028 (b)	5,175	5,298
6.05%, 8/1/2028 (b)	22,980	23,827
5.25%, 7/1/2029 (b)	2,500	2,534
5.25%, 2/1/2030 (b)	3,000	3,047
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	12,747
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,299
4.10%, 9/15/2067	1,962	1,411
		137,260
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,506
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,475
4.55%, 3/1/2039	5,011	4,625
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,524
Solventum Corp. 5.60%, 3/23/2034	26,344	26,571
		53,701
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,134
4.50%, 5/15/2042	1,777	1,435
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	12,860
Banner Health 1.90%, 1/1/2031	13,950	12,049
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,007
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,516
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,573
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,542
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,338
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,205
4.80%, 7/15/2046	1,904	1,616
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,144
2.78%, 10/1/2030	6,205	5,598
4.19%, 10/1/2049	5,540	4,161
3.91%, 10/1/2050	6,600	4,684
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,064
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,098
5.13%, 2/21/2030	8,553	8,602
5.25%, 2/21/2033	22,000	21,677
4.88%, 7/20/2035	3,500	3,269
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (b)	7,260	6,898

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,437
4.63%, 5/15/2042	3,477	2,977
4.65%, 1/15/2043	3,394	2,903
4.65%, 8/15/2044	4,149	3,510
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	6,768
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	15,906
HCA, Inc.
5.50%, 3/1/2032	9,612	9,728
5.60%, 4/1/2034	28,350	28,508
5.75%, 3/1/2035	23,003	23,184
5.13%, 6/15/2039	4,805	4,407
5.50%, 6/15/2047	17,500	15,837
3.50%, 7/15/2051	6,831	4,378
4.63%, 3/15/2052	27,825	21,760
5.95%, 9/15/2054	12,475	11,766
6.10%, 4/1/2064	17,625	16,649
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,292
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,014
Memorial Health Services 3.45%, 11/1/2049	25,595	17,510
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,612
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	2,747	1,929
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,610
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,459
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,235
Series 2020, 3.38%, 7/1/2055	9,170	6,008
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	16,387
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,667
6.40%, 11/30/2033	11,460	12,372
Sutter Health 5.55%, 8/15/2053	5,000	4,789
Texas Health Resources
2.33%, 11/15/2050	6,717	3,633
4.33%, 11/15/2055	4,275	3,365
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	12,000	12,000
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	14,798
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,409
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,443
2.75%, 5/15/2040	4,800	3,357
3.25%, 5/15/2051	9,695	6,192
5.88%, 2/15/2053	9,740	9,402
5.05%, 4/15/2053	19,000	16,331
		516,002

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,182
4.00%, 2/1/2050	9,430	6,715
5.15%, 4/15/2053	2,800	2,359
DOC DR LLC
4.30%, 3/15/2027	4,500	4,475
3.95%, 1/15/2028	2,100	2,066
2.63%, 11/1/2031	6,195	5,363
Ventas Realty LP
4.13%, 1/15/2026	770	766
3.25%, 10/15/2026	7,254	7,109
3.85%, 4/1/2027	4,308	4,250
Welltower OP LLC
6.50%, 3/15/2041	460	493
4.95%, 9/1/2048	5,000	4,457
		40,235
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,291
4.45%, 3/1/2047	3,210	2,654
		8,945
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	29,565	29,306
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	27,141
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	11,035
5.80%, 3/1/2033	4,555	4,739
6.25%, 10/1/2039	18,303	19,020
5.75%, 10/1/2041	15,265	14,845
6.50%, 10/1/2053	3,470	3,633
Southern Power Co. 5.15%, 9/15/2041	7,079	6,466
		116,185
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	21,639
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	11,095	10,879
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,020
Prologis LP
2.25%, 4/15/2030	3,830	3,439
4.75%, 6/15/2033	5,000	4,904
		24,242
Insurance — 0.8%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	5,681
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	9,065
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,603

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Aon North America, Inc.
5.45%, 3/1/2034	34,340	34,721
5.75%, 3/1/2054	30,050	28,691
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,100
Athene Global Funding 2.95%, 11/12/2026 (b)	42,215	41,155
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	11,938
4.30%, 5/15/2043	2,795	2,425
3.85%, 3/15/2052	24,230	18,162
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,791
Corebridge Global Funding 5.90%, 9/19/2028 (b)	18,170	18,883
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,395
6.50%, 6/4/2029	9,165	9,368
F&G Global Funding
1.75%, 6/30/2026 (b)	12,780	12,374
5.88%, 6/10/2027 (b)	12,000	12,234
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	13,820
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,199
4.85%, 1/24/2077 (b)	1,663	1,343
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,114
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,666
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,724
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	7,900	9,016
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	6,894
4.45%, 5/15/2069 (b)	11,250	8,517
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	11,579
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,888
Pine Street Trust III 6.22%, 5/15/2054 (b)	21,750	20,972
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	6,992
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,947
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,564
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,210
4.27%, 5/15/2047 (b)	5,480	4,328
		383,359
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	30,000	29,344
5.40%, 8/15/2054	11,965	11,358
		40,702

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.3%
Accenture Capital, Inc.
4.25%, 10/4/2031	21,060	20,679
4.50%, 10/4/2034	14,250	13,691
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,544
2.30%, 9/14/2031	10,000	8,567
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	99,500	99,500
		155,981
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,707
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,714
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,159
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,404
		16,277
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,491
5.38%, 4/1/2038	4,923	4,536
3.50%, 6/1/2041	12,020	8,448
3.50%, 3/1/2042	7,800	5,394
4.80%, 3/1/2050	13,160	10,176
3.70%, 4/1/2051	27,270	17,554
3.90%, 6/1/2052	9,380	6,191
Comcast Corp.
4.25%, 1/15/2033	16,564	15,765
5.30%, 6/1/2034	3,950	3,987
4.20%, 8/15/2034	3,361	3,124
3.25%, 11/1/2039	19,265	14,737
3.75%, 4/1/2040	8,535	6,911
4.00%, 11/1/2049	5,553	4,120
3.45%, 2/1/2050	8,500	5,701
2.80%, 1/15/2051	24,803	14,525
2.89%, 11/1/2051	14,886	8,833
4.05%, 11/1/2052	1,350	995
5.35%, 5/15/2053	4,960	4,491
2.94%, 11/1/2056	15,473	8,847
2.99%, 11/1/2063	962	530
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,989
2.95%, 10/1/2050 (b)	8,375	4,627
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	591
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,278
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,493
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,342

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
7.30%, 7/1/2038	2,197	2,341
6.75%, 6/15/2039	1,794	1,816
5.88%, 11/15/2040	7,325	6,850
5.50%, 9/1/2041	6,940	6,116
		181,799
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	11,735	11,866
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	17,281	17,659
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	16,105	14,284
5.63%, 4/4/2034 (b)	21,000	21,121
Newmont Corp. 3.25%, 5/13/2030	5,845	5,527
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,922
3.25%, 10/15/2050	3,519	2,237
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	25,730
		103,346
Multi-Utilities — 0.3%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,407
2.95%, 2/15/2027	2,426	2,358
3.45%, 8/15/2027	1,250	1,222
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,762
Series 2017, 3.88%, 6/15/2047	3,355	2,511
4.50%, 5/15/2058	1,724	1,340
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,544
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,160
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,887
Series F, 5.25%, 8/1/2033	5,067	5,011
7.00%, 6/15/2038	1,076	1,192
Series C, 4.90%, 8/1/2041	1,840	1,607
Engie SA (France) 5.63%, 4/10/2034 (b)	13,225	13,352
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	21,869
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,283
NiSource, Inc. 5.80%, 2/1/2042	6,726	6,465
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,768
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,272
5.45%, 4/1/2034	7,700	7,768
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	6,118
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,312
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,005
3.95%, 11/15/2041	2,690	2,090

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
2.95%, 8/15/2051	17,150	10,446
5.35%, 4/1/2053	3,000	2,713
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,668
5.75%, 9/15/2033	12,830	13,212
5.88%, 3/15/2041	10,518	10,443
4.40%, 6/1/2043	1,392	1,139
3.95%, 10/1/2046	2,136	1,588
4.40%, 5/30/2047	2,274	1,794
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,650
		161,956
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	3,082
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (b)	6,320	5,531
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	7,325	7,272
BG Energy Capital plc 5.13%, 10/15/2041 (b)	5,781	5,408
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,416
BP Capital Markets America, Inc.
5.23%, 11/17/2034	9,000	8,961
2.94%, 6/4/2051	25,080	15,271
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	13,801
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	3,993	3,916
5.68%, 1/15/2034 (b)	16,276	16,095
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	11,670	12,125
6.04%, 11/15/2033 (b)	11,250	11,580
5.44%, 2/15/2035 (b)	36,855	36,099
5.96%, 2/15/2055 (b)	25,130	23,385
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	11,788
5.50%, 1/15/2055	27,240	25,115
Devon Energy Corp. 5.75%, 9/15/2054	23,770	20,663
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,984
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	10,423
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,162
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,420
5.63%, 4/5/2034	19,445	19,632
6.70%, 11/15/2053	5,550	5,817
Energy Transfer LP
4.15%, 9/15/2029	9,791	9,540
7.50%, 7/1/2038	2,695	3,015
6.05%, 6/1/2041	4,266	4,136
6.10%, 2/15/2042	7,220	6,960

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.95%, 10/1/2043	3,950	3,685
5.30%, 4/1/2044	1,840	1,597
5.00%, 5/15/2044 (e)	8,600	7,197
6.00%, 6/15/2048	209	194
6.25%, 4/15/2049	5,655	5,384
Eni SpA (Italy)
5.70%, 10/1/2040 (b)	4,843	4,586
5.95%, 5/15/2054 (b)	14,030	13,129
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,279
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,562
7.55%, 4/15/2038	455	532
5.95%, 2/1/2041	1,259	1,269
4.45%, 2/15/2043	455	383
5.10%, 2/15/2045	1,758	1,588
4.95%, 10/15/2054	1,189	1,001
EQT Corp. 3.90%, 10/1/2027	3,371	3,315
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	10,908
4.11%, 3/1/2046	2,726	2,182
3.10%, 8/16/2049	17,965	11,687
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	9,235	7,065
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	14,706	11,830
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	34,443	34,012
3.45%, 10/15/2027 (b)	12,470	12,116
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	20,232
5.05%, 2/15/2046	6,000	5,124
MPLX LP
5.50%, 6/1/2034	27,970	27,572
5.40%, 4/1/2035	28,080	27,357
5.95%, 4/1/2055	13,500	12,468
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,401
3.25%, 7/15/2031 (b)	8,283	7,242
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	4,550	4,225
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,966
3.00%, 2/15/2027	5,501	5,331
5.20%, 8/1/2029	6,140	6,099
4.30%, 8/15/2039	9,894	7,581
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,918
ONEOK, Inc. 4.75%, 10/15/2031	29,725	29,016
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,806
Plains All American Pipeline LP 5.95%, 6/15/2035	26,070	26,028
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	4,660	4,586

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	7,000	7,005
5.03%, 10/1/2029 (b)	8,260	8,191
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,729
6.80%, 5/15/2038	1,997	2,092
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,454
3.46%, 7/12/2049	12,800	8,755
3.13%, 5/29/2050	20,230	12,970
TransCanada PipeLines Ltd. (Canada) 6.20%, 10/15/2037	6,345	6,470
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,561
5.65%, 3/15/2033	13,720	14,048
5.60%, 3/15/2035	18,110	18,278
6.00%, 3/15/2055	5,070	4,924
		782,445
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	15,882	14,625
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,842
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,692
4.00%, 9/18/2042	4,270	3,550
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,156
4.55%, 2/20/2048	5,046	4,228
3.70%, 3/15/2052	16,992	12,018
5.55%, 2/22/2054	2,669	2,534
5.65%, 2/22/2064	24,465	23,132
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	15,717
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,195
2.75%, 12/10/2051	7,065	4,234
2.90%, 12/10/2061	14,550	8,221
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,045
5.30%, 5/19/2053	36,640	33,583
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,567
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,063
3.03%, 7/9/2040	25,815	18,824
5.65%, 7/5/2044	7,762	7,505
3.18%, 7/9/2050	16,452	10,428

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,471
Zoetis, Inc. 2.00%, 5/15/2030	12,880	11,435
		198,598
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,708
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,462
		14,170
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,503
5.50%, 4/1/2034	6,190	6,219
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,664
UDR, Inc.
2.95%, 9/1/2026	3,831	3,755
3.50%, 1/15/2028	1,354	1,322
3.00%, 8/15/2031	4,750	4,262
2.10%, 8/1/2032	5,520	4,473
3.10%, 11/1/2034	6,440	5,312
		37,510
Retail REITs — 0.1%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,615
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	5,026
3.60%, 12/15/2026	5,527	5,437
5.60%, 10/15/2033	7,500	7,605
5.50%, 6/15/2034	9,180	9,191
Realty Income Corp. 3.00%, 1/15/2027	2,243	2,192
Regency Centers LP 4.13%, 3/15/2028	1,755	1,744
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (b)	5,595	5,559
		42,369
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,779
Broadcom, Inc.
5.15%, 11/15/2031	16,770	17,072
4.55%, 2/15/2032	10,780	10,555
3.14%, 11/15/2035 (b)	40,051	33,171
3.19%, 11/15/2036 (b)	5,766	4,690
Intel Corp.
3.73%, 12/8/2047	9,000	6,116
3.25%, 11/15/2049	7,655	4,667
3.05%, 8/12/2051	7,655	4,401
5.70%, 2/10/2053	17,000	15,256
KLA Corp.
3.30%, 3/1/2050	7,000	4,728
4.95%, 7/15/2052	7,000	6,212

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,966
NXP BV (Netherlands)
2.50%, 5/11/2031	36,499	31,459
5.00%, 1/15/2033	4,000	3,889
3.25%, 5/11/2041	24,465	17,279
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	8,619
Texas Instruments, Inc. 5.05%, 5/18/2063	43,918	38,778
		217,637
Software — 0.3%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,172
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,149
Oracle Corp.
4.90%, 2/6/2033	9,640	9,508
3.90%, 5/15/2035	1,952	1,730
3.60%, 4/1/2040	10,434	8,150
3.65%, 3/25/2041	19,515	14,980
4.00%, 7/15/2046	8,872	6,643
3.60%, 4/1/2050	15,000	10,192
3.95%, 3/25/2051	10,000	7,151
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,921
2.00%, 6/30/2030	9,380	8,246
4.75%, 2/15/2032	9,385	9,285
Synopsys, Inc. 5.15%, 4/1/2035	20,850	20,608
VMware LLC 4.65%, 5/15/2027	8,800	8,813
		127,548
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,312
1.50%, 1/31/2028	10,510	9,715
5.00%, 1/31/2030	12,880	13,019
2.10%, 6/15/2030	8,940	7,857
1.88%, 10/15/2030	19,410	16,669
5.90%, 11/15/2033	17,280	18,015
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,039
5.60%, 6/1/2029	12,355	12,695
5.80%, 3/1/2034	12,960	13,229
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,931
Extra Space Storage LP 3.50%, 7/1/2026	8,937	8,839
		126,320
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,320
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,627
		14,947

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	10,816
3.85%, 8/4/2046	3,512	2,784
3.75%, 9/12/2047	13,570	10,483
3.75%, 11/13/2047	1,600	1,233
2.70%, 8/5/2051	57,605	35,000
4.10%, 8/8/2062	5,260	4,059
Dell International LLC
6.02%, 6/15/2026	12,505	12,621
4.90%, 10/1/2026	5,595	5,610
5.25%, 2/1/2028	5,508	5,618
5.30%, 10/1/2029	6,000	6,122
5.00%, 4/1/2030	4,770	4,795
5.50%, 4/1/2035	46,000	45,401
3.45%, 12/15/2051	242	160
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	17,820	16,631
		161,333
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	23,699
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	13,165
4.39%, 8/15/2037	9,875	8,687
4.54%, 8/15/2047	12,507	9,873
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,739
		66,163
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
4.13%, 8/1/2025 (b)	7,958	7,948
5.38%, 7/15/2029 (b)	20,000	20,212
5.13%, 4/10/2030 (b)	9,650	9,592
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,778
		41,530
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,041
6.59%, 10/15/2037	3,354	3,676
4.00%, 12/1/2046	2,241	1,726
		10,443
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,623
Sprint LLC 7.63%, 3/1/2026	5,044	5,099
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,768
3.88%, 4/15/2030	25,095	24,198
3.40%, 10/15/2052	16,650	10,873

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.50%, 1/15/2055	9,450	8,736
3.60%, 11/15/2060	4,000	2,599
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,084
5.63%, 2/10/2053	3,745	3,437
		93,417
Total Corporate Bonds (Cost $12,947,767)		12,234,240
Mortgage-Backed Securities — 23.0%
BAML RCAP Frn
8.00%, 6/25/2025 ‡	255	255
8.00%, 10/25/2027 ‡	15,930	15,930
8.00%, 10/25/2027 ‡	19,920	19,920
FHLMC
Pool # 785618, ARM, 7.25%, 7/1/2026 (f)	5	5
Pool # 789758, ARM, 7.37%, 9/1/2032 (f)	4	4
Pool # 847621, ARM, 6.56%, 5/1/2033 (f)	253	259
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	46	47
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (f)	42	43
Pool # 782870, ARM, 7.00%, 9/1/2034 (f)	163	168
Pool # 782979, ARM, 6.50%, 1/1/2035 (f)	365	377
Pool # 782980, ARM, 6.50%, 1/1/2035 (f)	107	110
Pool # 1Q0007, ARM, 7.01%, 12/1/2035 (f)	30	30
Pool # 1Q0025, ARM, 6.73%, 2/1/2036 (f)	36	37
Pool # 848431, ARM, 6.93%, 2/1/2036 (f)	128	132
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (f)	136	139
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (f)	29	30
Pool # 1L1286, ARM, 6.50%, 5/1/2036 (f)	78	80
Pool # 1H2618, ARM, 6.95%, 5/1/2036 (f)	227	235
Pool # 1G2415, ARM, 7.33%, 5/1/2036 (f)	42	43
Pool # 848068, ARM, 6.99%, 6/1/2036 (f)	279	286
Pool # 1G2557, ARM, 7.34%, 6/1/2036 (f)	405	417
Pool # 1A1082, ARM, 6.57%, 7/1/2036 (f)	116	118
Pool # 848365, ARM, 7.12%, 7/1/2036 (f)	101	104
Pool # 1H2623, ARM, 7.37%, 7/1/2036 (f)	48	49
Pool # 1A1085, ARM, 6.56%, 8/1/2036 (f)	99	101
Pool # 1B7242, ARM, 7.41%, 9/1/2036 (f)	338	347
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (f)	100	103
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (f)	100	101
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (f)	365	371
Pool # 1A1097, ARM, 6.54%, 10/1/2036 (f)	92	93
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (f)	99	102
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (f)	92	94
Pool # 1K0046, ARM, 7.36%, 10/1/2036 (f)	88	91
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (f)	178	181
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (f)	64	64

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 848115, ARM, 6.86%, 11/1/2036 (f)	76	78
Pool # 1Q0737, ARM, 7.14%, 11/1/2036 (f)	71	72
Pool # 782760, ARM, 7.26%, 11/1/2036 (f)	199	206
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (f)	27	28
Pool # 1J1419, ARM, 6.42%, 12/1/2036 (f)	254	258
Pool # 1J1399, ARM, 6.75%, 12/1/2036 (f)	5	5
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (f)	186	190
Pool # 1J1634, ARM, 6.85%, 12/1/2036 (f)	690	712
Pool # 1G1478, ARM, 6.66%, 1/1/2037 (f)	76	77
Pool # 1J1516, ARM, 6.60%, 2/1/2037 (f)	35	36
Pool # 1N0353, ARM, 6.82%, 2/1/2037 (f)	195	199
Pool # 1G1554, ARM, 6.84%, 2/1/2037 (f)	109	111
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (f)	215	219
Pool # 1B7303, ARM, 8.10%, 3/1/2037 (f)	13	13
Pool # 1J1564, ARM, 6.95%, 4/1/2037 (f)	187	192
Pool # 1Q0697, ARM, 6.20%, 5/1/2037 (f)	293	301
Pool # 1A1193, ARM, 6.64%, 5/1/2037 (f)	83	84
Pool # 1N1477, ARM, 6.64%, 5/1/2037 (f)	39	39
Pool # 1N1463, ARM, 6.88%, 5/1/2037 (f)	17	17
Pool # 1Q0783, ARM, 6.92%, 5/1/2037 (f)	136	139
Pool # 1J1621, ARM, 7.18%, 5/1/2037 (f)	141	146
Pool # 1J0533, ARM, 7.62%, 7/1/2037 (f)	20	20
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (f)	37	37
Pool # 1Q0722, ARM, 6.90%, 4/1/2038 (f)	88	90
Pool # 1Q0789, ARM, 7.00%, 5/1/2038 (f)	19	19
Pool # 848699, ARM, 7.18%, 7/1/2040 (f)	91	94
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	36	36
Pool # C91417, 3.50%, 1/1/2032	1,165	1,143
Pool # C91403, 3.50%, 3/1/2032	449	441
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	—	—
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	33	34
Pool # C47315, 6.50%, 8/1/2029	221	231
Pool # G03029, 6.00%, 10/1/2029	22	22
Pool # A88871, 7.00%, 1/1/2031	51	53
Pool # C68485, 7.00%, 7/1/2032	10	10
Pool # G01448, 7.00%, 8/1/2032	15	16
Pool # C75791, 5.50%, 1/1/2033	118	119
Pool # A13625, 5.50%, 10/1/2033	90	90
Pool # A16107, 6.00%, 12/1/2033	61	62
Pool # G01864, 5.00%, 1/1/2034	67	67
Pool # A17537, 6.00%, 1/1/2034	87	88
Pool # A23139, 5.00%, 6/1/2034	179	180
Pool # A61572, 5.00%, 9/1/2034	274	275
Pool # A28796, 6.50%, 11/1/2034	21	22

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G03369, 6.50%, 1/1/2035	236	243
Pool # A70350, 5.00%, 3/1/2035	76	76
Pool # A46987, 5.50%, 7/1/2035	232	239
Pool # G05713, 6.50%, 12/1/2035	168	173
Pool # G03777, 5.00%, 11/1/2036	191	192
Pool # C02660, 6.50%, 11/1/2036	50	52
Pool # G02427, 5.50%, 12/1/2036	106	109
Pool # A57681, 6.00%, 12/1/2036	22	23
Pool # G02682, 7.00%, 2/1/2037	25	26
Pool # G04949, 6.50%, 11/1/2037	157	166
Pool # G03666, 7.50%, 1/1/2038	275	294
Pool # G04952, 7.50%, 1/1/2038	71	74
Pool # G04077, 6.50%, 3/1/2038	176	185
Pool # G05671, 5.50%, 8/1/2038	209	213
Pool # G05190, 7.50%, 9/1/2038	115	118
Pool # C03466, 5.50%, 3/1/2040	75	76
Pool # A93383, 5.00%, 8/1/2040	805	807
Pool # A93511, 5.00%, 8/1/2040	2,991	2,996
Pool # G06493, 4.50%, 5/1/2041	5,295	5,200
Pool # V80351, 3.00%, 8/1/2043	10,876	9,673
Pool # Q52834, 4.00%, 12/1/2047	1,132	1,055
Pool # Z40179, 4.00%, 7/1/2048	18,948	17,708
Pool # Q57995, 5.00%, 8/1/2048	3,087	3,066
Pool # Q61104, 4.00%, 1/1/2049	1,074	1,000
Pool # Q61107, 4.00%, 1/1/2049	2,037	1,899
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	46,771
Pool # P20570, 7.00%, 7/1/2029	4	4
Pool # G20027, 10.00%, 10/1/2030	5	5
Pool # B90491, 7.50%, 1/1/2032	153	156
Pool # WA3237, 3.55%, 11/1/2032	25,297	23,549
Pool # WA1630, 4.15%, 11/1/2032	6,792	6,567
Pool # U80192, 3.50%, 2/1/2033	702	680
Pool # U80342, 3.50%, 5/1/2033	349	339
Pool # U80345, 3.50%, 5/1/2033	1,935	1,892
Pool # WN3233, 3.19%, 7/1/2033	61,700	56,106
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,462
Pool # P50523, 6.50%, 12/1/2035	39	38
Pool # H05030, 6.00%, 11/1/2036	27	27
Pool # L10291, 6.50%, 11/1/2036	553	571
Pool # P51353, 6.50%, 11/1/2036	474	486
Pool # P50595, 6.50%, 12/1/2036	786	817
Pool # P51361, 6.50%, 12/1/2036	349	359
Pool # G20028, 7.50%, 12/1/2036	425	435
Pool # P50531, 6.50%, 1/1/2037	18	18
Pool # P50536, 6.50%, 2/1/2037	12	11
Pool # WA3186, 3.86%, 4/1/2037	2,032	1,853
Pool # P50556, 6.50%, 6/1/2037	22	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U90690, 3.50%, 6/1/2042	6,864	6,327
Pool # U90975, 4.00%, 6/1/2042	5,333	5,034
Pool # T65101, 4.00%, 10/1/2042	147	137
Pool # U90402, 3.50%, 11/1/2042	591	545
Pool # U90673, 4.00%, 1/1/2043	687	649
Pool # U91192, 4.00%, 4/1/2043	1,073	1,013
Pool # U91488, 3.50%, 5/1/2043	820	755
Pool # U99051, 3.50%, 6/1/2043	2,133	1,967
Pool # U99134, 4.00%, 1/1/2046	24,456	22,874
Pool # U69030, 4.50%, 1/1/2046	8,404	8,138
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	5,698	5,503
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,529	8,259
Pool # ZT2236, 4.00%, 6/1/2048	14,847	13,851
Pool # ZT2212, 4.00%, 9/1/2048	3,453	3,220
Pool # QA0149, 4.00%, 6/1/2049	3,043	2,848
Pool # QA2578, 3.50%, 9/1/2049	1,183	1,060
Pool # RA2008, 4.00%, 1/1/2050	10,873	10,086
Pool # RA2282, 4.00%, 1/1/2050	6,164	5,821
Pool # QA7351, 3.00%, 2/1/2050	5,894	5,068
Pool # QB0704, 2.50%, 6/1/2050	9,369	7,649
Pool # QB1571, 2.50%, 7/1/2050	10,203	8,330
Pool # SD8089, 2.50%, 7/1/2050	79,579	65,666
Pool # QB2879, 2.50%, 8/1/2050	2,394	1,954
Pool # QB7670, 2.50%, 1/1/2051	4,564	3,721
Pool # QB8840, 2.50%, 2/1/2051	7,643	6,231
Pool # SD4044, 2.50%, 2/1/2051	34,459	28,546
Pool # QC2061, 2.00%, 5/1/2051	15,006	11,807
Pool # SD8152, 3.00%, 6/1/2051	11,251	9,635
Pool # RA6135, 2.50%, 10/1/2051	15,937	13,168
Pool # SD1964, 2.50%, 10/1/2051	58,064	47,687
Pool # RA6128, 3.00%, 10/1/2051	30,553	26,277
Pool # RA6228, 2.50%, 11/1/2051	16,812	13,857
Pool # RA6222, 3.00%, 11/1/2051	15,694	13,396
Pool # RA6459, 2.50%, 12/1/2051	27,403	22,343
Pool # RA6606, 3.00%, 1/1/2052	20,260	17,459
Pool # SD0809, 3.00%, 1/1/2052	5,998	5,156
Pool # SD1076, 3.00%, 1/1/2052	10,753	9,233
Pool # SD5768, 3.00%, 1/1/2052	12,727	10,910
Pool # RA6815, 2.50%, 2/1/2052	6,310	5,202
Pool # RA6702, 3.00%, 2/1/2052	41,132	35,011
Pool # SD3952, 2.50%, 3/1/2052	42,048	34,714
Pool # SD7554, 2.50%, 4/1/2052	58,710	48,576
Pool # SD8212, 2.50%, 5/1/2052	68,234	55,665
Pool # SD3362, 3.00%, 5/1/2052	23,582	20,229
Pool # SD6410, 3.00%, 5/1/2052 (g)	10,901	9,353
Pool # SD6159, 3.00%, 6/1/2052	96,793	82,898
Pool # RA7468, 4.00%, 6/1/2052	28,231	25,921

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD1365, 4.00%, 7/1/2052	51,180	46,977
Pool # RA7683, 5.00%, 7/1/2052	22,048	21,425
Pool # RA7843, 4.00%, 8/1/2052	36,873	33,852
Pool # SD1725, 4.00%, 10/1/2052	76,420	70,171
Pool # SD1713, 5.00%, 10/1/2052	32,543	31,739
Pool # SD2394, 4.50%, 11/1/2052	12,493	11,851
Pool # SD2355, 4.50%, 12/1/2052	10,839	10,282
Pool # RA8766, 5.00%, 3/1/2053	21,590	20,953
Pool # SD3567, 4.50%, 5/1/2053	17,357	16,465
Pool # RA9259, 5.00%, 6/1/2053	23,356	22,698
Pool # RJ2912, 5.50%, 11/1/2054	16,538	16,470
Pool # RJ2914, 5.50%, 11/1/2054	61,666	61,328
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (f)	3	3
Pool # 303532, ARM, 4.44%, 3/1/2029 (f)	2	2
Pool # 555732, ARM, 7.00%, 8/1/2033 (f)	85	87
Pool # 658481, ARM, 6.13%, 9/1/2033 (f)	159	160
Pool # 746299, ARM, 7.60%, 9/1/2033 (f)	26	27
Pool # 743546, ARM, 6.31%, 11/1/2033 (f)	112	113
Pool # 766610, ARM, 6.45%, 1/1/2034 (f)	12	12
Pool # 777132, ARM, 6.29%, 6/1/2034 (f)	102	104
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	3	3
Pool # 800422, ARM, 5.93%, 8/1/2034 (f)	93	93
Pool # 790235, ARM, 7.36%, 8/1/2034 (f)	43	44
Pool # 790964, ARM, 7.40%, 9/1/2034 (f)	5	5
Pool # 794792, ARM, 7.07%, 10/1/2034 (f)	26	27
Pool # 896463, ARM, 7.39%, 10/1/2034 (f)	66	69
Pool # 781563, ARM, 6.50%, 11/1/2034 (f)	10	10
Pool # 799912, ARM, 6.74%, 11/1/2034 (f)	13	13
Pool # 810896, ARM, 6.21%, 1/1/2035 (f)	363	371
Pool # 809319, ARM, 6.67%, 1/1/2035 (f)	9	9
Pool # 816594, ARM, 6.25%, 2/1/2035 (f)	11	11
Pool # 820602, ARM, 6.60%, 3/1/2035 (f)	46	47
Pool # 745862, ARM, 6.57%, 4/1/2035 (f)	77	79
Pool # 821378, ARM, 6.04%, 5/1/2035 (f)	35	35
Pool # 823660, ARM, 6.59%, 5/1/2035 (f)	22	23
Pool # 832801, ARM, 7.21%, 9/1/2035 (f)	8	8
Pool # 851432, ARM, 7.18%, 10/1/2035 (f)	160	165
Pool # 849251, ARM, 6.46%, 1/1/2036 (f)	271	277
Pool # 745445, ARM, 6.52%, 1/1/2036 (f)	68	70
Pool # 920340, ARM, 7.25%, 2/1/2036 (f)	27	27
Pool # 920843, ARM, 7.28%, 3/1/2036 (f)	562	581
Pool # 868952, ARM, 6.80%, 5/1/2036 (f)	9	10
Pool # 884066, ARM, 6.61%, 6/1/2036 (f)	37	38
Pool # 872825, ARM, 7.67%, 6/1/2036 (f)	91	93
Pool # 892868, ARM, 7.52%, 7/1/2036 (f)	75	76
Pool # 884722, ARM, 6.12%, 8/1/2036 (f)	18	18
Pool # 886558, ARM, 7.34%, 8/1/2036 (f)	180	184

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 920547, ARM, 6.23%, 9/1/2036 (f)	104	106
Pool # 893580, ARM, 7.07%, 9/1/2036 (f)	40	41
Pool # 894452, ARM, 7.45%, 9/1/2036 (f)	94	97
Pool # 886772, ARM, 7.48%, 9/1/2036 (f)	143	146
Pool # 894239, ARM, 6.56%, 10/1/2036 (f)	38	38
Pool # 900197, ARM, 7.51%, 10/1/2036 (f)	307	319
Pool # 900191, ARM, 7.72%, 10/1/2036 (f)	119	123
Pool # 902818, ARM, 6.57%, 11/1/2036 (f)	2	2
Pool # 902955, ARM, 6.26%, 12/1/2036 (f)	92	93
Pool # 920954, ARM, 6.22%, 1/1/2037 (f)	124	127
Pool # 888184, ARM, 6.59%, 1/1/2037 (f)	66	67
Pool # 913984, ARM, 6.20%, 2/1/2037 (f)	134	136
Pool # 915645, ARM, 6.83%, 2/1/2037 (f)	60	62
Pool # 888307, ARM, 6.62%, 4/1/2037 (f)	53	54
Pool # 948208, ARM, 6.11%, 7/1/2037 (f)	95	96
Pool # 995919, ARM, 7.32%, 7/1/2037 (f)	159	163
Pool # 938346, ARM, 7.68%, 7/1/2037 (f)	65	66
Pool # 945032, ARM, 8.15%, 8/1/2037 (f)	255	263
Pool # 946362, ARM, 7.26%, 9/1/2037 (f)	20	20
Pool # 952835, ARM, 7.37%, 9/1/2037 (f)	52	53
Pool # 946260, ARM, 7.66%, 9/1/2037 (f)	31	32
Pool # AD0085, ARM, 6.67%, 11/1/2037 (f)	159	160
Pool # 995108, ARM, 7.21%, 11/1/2037 (f)	68	70
Pool # AD0179, ARM, 6.84%, 12/1/2037 (f)	295	306
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	557	549
FNMA UMBS, 20 Year
Pool # AE0096, 5.50%, 7/1/2025	—	—
Pool # 256311, 6.00%, 7/1/2026	13	13
Pool # 256352, 6.50%, 8/1/2026	23	24
Pool # 256803, 6.00%, 7/1/2027	33	33
Pool # 256962, 6.00%, 11/1/2027	21	21
Pool # 257007, 6.00%, 12/1/2027	60	61
Pool # 257048, 6.00%, 1/1/2028	108	109
Pool # 890222, 6.00%, 10/1/2028	68	69
Pool # AE0049, 6.00%, 9/1/2029	46	46
Pool # AO7761, 3.50%, 7/1/2032	303	297
Pool # MA1138, 3.50%, 8/1/2032	1,847	1,807
Pool # AL6238, 4.00%, 1/1/2035	5,324	5,216
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	7	7
Pool # 695533, 8.00%, 6/1/2027	8	8
Pool # 313687, 7.00%, 9/1/2027	—	—
Pool # 755973, 8.00%, 11/1/2028	34	35
Pool # 455759, 6.00%, 12/1/2028	4	4
Pool # 252211, 6.00%, 1/1/2029	5	5
Pool # 889020, 6.50%, 11/1/2029	653	670
Pool # 598559, 6.50%, 8/1/2031	40	41
Pool # 679886, 6.50%, 2/1/2032	107	111

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 682078, 5.50%, 11/1/2032	196	200
Pool # 675555, 6.00%, 12/1/2032	56	58
Pool # AL0045, 6.00%, 12/1/2032	344	357
Pool # 683351, 5.50%, 2/1/2033	4	4
Pool # 357363, 5.50%, 3/1/2033	189	192
Pool # 674349, 6.00%, 3/1/2033	21	21
Pool # 688625, 6.00%, 3/1/2033	7	7
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 254693, 5.50%, 4/1/2033	136	138
Pool # 702901, 6.00%, 5/1/2033	47	48
Pool # 720576, 5.00%, 6/1/2033	30	31
Pool # 995656, 7.00%, 6/1/2033	190	198
Pool # 723852, 5.00%, 7/1/2033	43	43
Pool # 729296, 5.00%, 7/1/2033	35	35
Pool # 720155, 5.50%, 7/1/2033	27	28
Pool # 729379, 6.00%, 8/1/2033	17	17
Pool # AA0917, 5.50%, 9/1/2033	532	541
Pool # 737825, 6.00%, 9/1/2033	32	33
Pool # 750977, 4.50%, 11/1/2033	33	32
Pool # 725027, 5.00%, 11/1/2033	109	110
Pool # 755109, 5.50%, 11/1/2033	8	8
Pool # 753174, 4.00%, 12/1/2033	164	160
Pool # 725017, 5.50%, 12/1/2033	235	238
Pool # 759424, 5.50%, 1/1/2034	28	28
Pool # 751341, 5.50%, 3/1/2034	30	30
Pool # 770405, 5.00%, 4/1/2034	244	243
Pool # 776708, 5.00%, 5/1/2034	107	107
Pool # AC1317, 4.50%, 9/1/2034	36	35
Pool # 888568, 5.00%, 12/1/2034	77	77
Pool # 810663, 5.00%, 1/1/2035	53	53
Pool # 995003, 7.50%, 1/1/2035	70	72
Pool # 995156, 7.50%, 3/1/2035	100	103
Pool # 735503, 6.00%, 4/1/2035	251	261
Pool # 827776, 5.00%, 7/1/2035	31	31
Pool # 820347, 5.00%, 9/1/2035	174	175
Pool # 745148, 5.00%, 1/1/2036	127	128
Pool # 888417, 6.50%, 1/1/2036	480	493
Pool # 745275, 5.00%, 2/1/2036	99	100
Pool # 833629, 7.00%, 3/1/2036	7	8
Pool # 745418, 5.50%, 4/1/2036	180	184
Pool # 888016, 5.50%, 5/1/2036	235	240
Pool # 888209, 5.50%, 5/1/2036	157	161
Pool # 870770, 6.50%, 7/1/2036	21	22
Pool # 976871, 6.50%, 8/1/2036	377	387
Pool # AA0922, 6.00%, 9/1/2036	860	891
Pool # 745948, 6.50%, 10/1/2036	103	108
Pool # AA1019, 6.00%, 11/1/2036	111	116
Pool # 888476, 7.50%, 5/1/2037	57	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 928584, 6.50%, 8/1/2037	86	90
Pool # 945870, 6.50%, 8/1/2037	145	151
Pool # 986648, 6.00%, 9/1/2037	254	264
Pool # 928670, 7.00%, 9/1/2037	163	170
Pool # 888890, 6.50%, 10/1/2037	187	197
Pool # 888707, 7.50%, 10/1/2037	428	450
Pool # 888892, 7.50%, 11/1/2037	129	137
Pool # AL0662, 5.50%, 1/1/2038	291	296
Pool # 995505, 8.00%, 1/1/2038	10	10
Pool # 929331, 6.00%, 4/1/2038	70	72
Pool # 909236, 7.00%, 9/1/2038	244	255
Pool # 890268, 6.50%, 10/1/2038	227	236
Pool # 995149, 6.50%, 10/1/2038	895	938
Pool # 934591, 7.00%, 10/1/2038	230	240
Pool # AB2869, 6.00%, 11/1/2038	233	242
Pool # 991908, 7.00%, 11/1/2038	201	214
Pool # 995504, 7.50%, 11/1/2038	118	124
Pool # 257510, 7.00%, 12/1/2038	600	636
Pool # AD0753, 7.00%, 1/1/2039	766	808
Pool # AD0780, 7.50%, 4/1/2039	521	557
Pool # AC2948, 5.00%, 9/1/2039	350	350
Pool # AC3740, 5.50%, 9/1/2039	147	149
Pool # AC7296, 5.50%, 12/1/2039	213	216
Pool # AD7790, 5.00%, 8/1/2040	1,880	1,881
Pool # AD9151, 5.00%, 8/1/2040	646	647
Pool # AL2059, 4.00%, 6/1/2042	4,732	4,504
Pool # AB9017, 3.00%, 4/1/2043	7,253	6,453
Pool # AT5891, 3.00%, 6/1/2043	8,900	7,916
Pool # AB9860, 3.00%, 7/1/2043	6,683	5,935
Pool # AL7527, 4.50%, 9/1/2043	3,000	2,940
Pool # AL7496, 3.50%, 5/1/2044	13,165	12,151
Pool # AX9319, 3.50%, 12/1/2044	5,275	4,808
Pool # AL7380, 3.50%, 2/1/2045	7,725	7,138
Pool # AS6479, 3.50%, 1/1/2046	18,908	17,330
Pool # BM1213, 4.00%, 4/1/2047	7,089	6,660
Pool # BH7650, 4.00%, 9/1/2047	3,619	3,379
Pool # BM3500, 4.00%, 9/1/2047	22,231	21,134
Pool # BE8344, 4.00%, 11/1/2047	1,009	942
Pool # BJ7248, 4.00%, 12/1/2047	3,195	2,982
Pool # BE8349, 4.00%, 1/1/2048	1,840	1,717
Pool # BJ5756, 4.00%, 1/1/2048	3,671	3,402
Pool # BJ7310, 4.00%, 1/1/2048	6,146	5,735
Pool # BJ8237, 4.00%, 1/1/2048	3,451	3,219
Pool # BJ8264, 4.00%, 1/1/2048	2,490	2,323
Pool # BM3375, 4.00%, 1/1/2048	4,548	4,244
Pool # BK1007, 4.00%, 2/1/2048	1,059	988
Pool # BK1134, 4.00%, 2/1/2048	3,676	3,430
Pool # BM3665, 4.00%, 3/1/2048	27,619	25,774

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BE8366, 4.50%, 7/1/2048	2,855	2,738
Pool # BK7982, 5.00%, 7/1/2048	3,309	3,311
Pool # BN0271, 4.50%, 9/1/2048	885	849
Pool # BN1315, 4.50%, 9/1/2048	1,418	1,357
Pool # BN4733, 5.50%, 3/1/2049	235	240
Pool # BK8745, 4.50%, 4/1/2049	2,078	1,981
Pool # FM1939, 4.50%, 5/1/2049	10,015	9,569
Pool # BK8753, 4.50%, 6/1/2049	2,832	2,704
Pool # CA3713, 5.00%, 6/1/2049	1,402	1,378
Pool # BO2305, 4.00%, 7/1/2049	3,485	3,240
Pool # BO5607, 3.50%, 9/1/2049	2,328	2,088
Pool # BO1405, 4.00%, 9/1/2049	4,280	3,967
Pool # BO4392, 3.50%, 1/1/2050	3,797	3,416
Pool # BP3048, 3.00%, 3/1/2050	4,305	3,701
Pool # BP5299, 3.50%, 3/1/2050	4,643	4,336
Pool # CA5702, 2.50%, 5/1/2050	41,954	34,664
Pool # CA5729, 3.00%, 5/1/2050	4,686	4,020
Pool # FM3671, 4.50%, 5/1/2050	4,882	4,791
Pool # CA6079, 2.50%, 6/1/2050	41,696	34,041
Pool # BK2746, 2.50%, 7/1/2050	18,187	14,848
Pool # BP9823, 2.50%, 7/1/2050	577	471
Pool # BP9948, 2.50%, 7/1/2050	1,036	846
Pool # CA6361, 2.50%, 7/1/2050	43,355	35,946
Pool # CA6708, 2.50%, 8/1/2050	27,794	23,085
Pool # FM4051, 2.50%, 8/1/2050	18,296	15,148
Pool # BQ2143, 2.50%, 9/1/2050	13,174	10,755
Pool # CA6989, 2.50%, 9/1/2050	59,926	49,614
Pool # FM4532, 3.00%, 9/1/2050	11,519	9,905
Pool # BQ1155, 2.50%, 10/1/2050	15,993	13,056
Pool # BQ7669, 2.50%, 10/1/2050	703	574
Pool # FS3599, 2.50%, 1/1/2051	81,930	67,498
Pool # BQ4516, 2.00%, 2/1/2051	7,324	5,735
Pool # CB0047, 3.00%, 4/1/2051	16,577	14,111
Pool # CB0458, 2.50%, 5/1/2051	29,367	24,172
Pool # CB0514, 2.50%, 5/1/2051	23,716	19,661
Pool # CB0674, 2.50%, 5/1/2051	44,649	36,803
Pool # CB0531, 3.00%, 5/1/2051	64,049	54,995
Pool # FM8172, 3.00%, 5/1/2051	20,742	17,810
Pool # FM7916, 2.50%, 6/1/2051	19,252	15,921
Pool # FS5384, 2.50%, 6/1/2051	73,713	60,851
Pool # FM9523, 2.50%, 7/1/2051	12,993	10,899
Pool # CB1411, 3.00%, 8/1/2051	47,672	40,933
Pool # FM8817, 2.50%, 9/1/2051	43,062	35,654
Pool # FS4539, 3.00%, 9/1/2051	8,730	7,503
Pool # BU0070, 2.50%, 10/1/2051	41,132	33,742
Pool # CB1901, 2.50%, 10/1/2051	37,329	31,060
Pool # FM9195, 2.50%, 10/1/2051	47,319	38,879
Pool # CB1874, 3.00%, 10/1/2051	3,672	3,156

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1878, 3.00%, 10/1/2051	8,596	7,370
Pool # MA4466, 2.50%, 11/1/2051	81,851	66,854
Pool # CB2066, 3.00%, 11/1/2051	7,089	6,097
Pool # FS4645, 4.00%, 11/1/2051	14,915	13,700
Pool # CB2297, 2.50%, 12/1/2051	15,379	12,700
Pool # FM9882, 2.50%, 12/1/2051	9,616	7,911
Pool # FS3611, 2.50%, 12/1/2051	6,225	5,144
Pool # FS2559, 3.00%, 12/1/2051	27,086	23,256
Pool # MA4494, 3.00%, 12/1/2051	6,063	5,192
Pool # FS4108, 4.00%, 12/1/2051	4,299	3,954
Pool # BU7561, 2.50%, 1/1/2052	19,472	16,034
Pool # CB2637, 2.50%, 1/1/2052	57,176	46,883
Pool # FS0196, 2.50%, 1/1/2052	63,541	51,807
Pool # BV0492, 3.00%, 1/1/2052	9,669	8,302
Pool # CB2664, 3.00%, 1/1/2052	6,030	5,186
Pool # FS5731, 3.00%, 1/1/2052	27,934	23,845
Pool # BV3339, 2.50%, 2/1/2052	8,103	6,674
Pool # FS4284, 2.50%, 2/1/2052	47,511	39,030
Pool # MA4548, 2.50%, 2/1/2052	52,939	43,278
Pool # BV4133, 2.50%, 3/1/2052	46,127	37,602
Pool # CB3031, 2.50%, 3/1/2052	11,693	9,576
Pool # FS0882, 2.50%, 3/1/2052	43,204	35,734
Pool # FS4533, 2.50%, 3/1/2052	6,194	5,116
Pool # FS5446, 2.50%, 3/1/2052	44,751	36,780
Pool # FS0957, 3.00%, 3/1/2052	32,345	27,531
Pool # FS2246, 3.00%, 3/1/2052	35,281	30,605
Pool # FS4393, 3.00%, 3/1/2052	13,352	11,385
Pool # BV5360, 2.50%, 4/1/2052	50,972	41,725
Pool # FS7697, 2.50%, 4/1/2052	33,370	27,531
Pool # CB3360, 3.00%, 4/1/2052	8,144	6,940
Pool # FS6301, 3.00%, 4/1/2052	16,892	14,528
Pool # BU8924, 3.50%, 4/1/2052	22,924	20,366
Pool # CB3378, 4.00%, 4/1/2052	22,538	20,694
Pool # BV7119, 4.50%, 4/1/2052	974	920
Pool # BV7121, 4.50%, 4/1/2052	1,119	1,060
Pool # BV7122, 4.50%, 4/1/2052	3,295	3,113
Pool # BV7124, 4.50%, 4/1/2052	1,144	1,086
Pool # FS9052, 3.00%, 5/1/2052	20,787	17,694
Pool # BV8375, 4.00%, 5/1/2052	15,668	14,411
Pool # CB3629, 4.00%, 5/1/2052	38,252	35,128
Pool # FS1669, 4.00%, 5/1/2052	25,142	23,444
Pool # BV7111, 4.50%, 5/1/2052	1,365	1,293
Pool # BV7133, 4.50%, 5/1/2052	837	795
Pool # FS2773, 2.50%, 6/1/2052	10,215	8,448
Pool # CB3786, 4.00%, 6/1/2052	32,009	29,363
Pool # FS8849, 3.00%, 7/1/2052 (g)	19,155	16,459
Pool # FA1355, 4.00%, 7/1/2052 (g)	37,715	34,630
Pool # FS8358, 3.50%, 8/1/2052	20,721	18,437

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4076, 4.00%, 8/1/2052	15,812	14,577
Pool # CB4587, 4.50%, 9/1/2052	16,901	15,974
Pool # CB4628, 5.00%, 9/1/2052	76,628	74,427
Pool # FS2982, 5.00%, 9/1/2052	24,022	23,349
Pool # CB4642, 6.00%, 9/1/2052	14,085	14,313
Pool # FS3977, 4.50%, 11/1/2052	2,710	2,571
Pool # BV0962, 5.00%, 11/1/2052	11,209	10,868
Pool # BW1328, 5.00%, 11/1/2052	41,738	40,515
Pool # CB5267, 4.50%, 12/1/2052	17,867	16,949
Pool # CB5412, 4.00%, 1/1/2053	6,357	5,834
Pool # CB5666, 4.00%, 2/1/2053	39,844	36,580
Pool # CB5896, 5.00%, 3/1/2053	21,175	20,584
Pool # CB5898, 5.00%, 3/1/2053	17,811	17,332
Pool # CB6313, 5.00%, 5/1/2053	14,687	14,291
Pool # BX4395, 5.50%, 5/1/2053	8,233	8,203
Pool # BY4714, 5.00%, 6/1/2053	130,861	126,867
Pool # BY4776, 5.00%, 7/1/2053	89,714	86,976
Pool # BY4770, 5.50%, 7/1/2053	16,892	16,831
Pool # BY4775, 5.50%, 7/1/2053	11,937	11,823
Pool # BY7101, 5.50%, 8/1/2053	6,285	6,262
Pool # BY7130, 6.00%, 9/1/2053	9,456	9,611
Pool # DB1954, 5.00%, 11/1/2054	86,446	83,750
Pool # DB4827, 5.00%, 11/1/2054	40,189	38,936
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	22	23
Pool # 653815, 7.00%, 2/1/2033	4	4
Pool # 752786, 6.00%, 9/1/2033	48	48
Pool # CA3029, 4.00%, 1/1/2049	4,557	4,310
Pool # CA5105, 3.50%, 2/1/2050	6,208	5,645
FNMA, Other
Pool # AM9149, 2.63%, 6/1/2025	5,602	5,586
Pool # AM9548, 3.17%, 8/1/2025	6,618	6,585
Pool # AM4660, 3.77%, 12/1/2025	4,753	4,722
Pool # AN0767, 3.18%, 1/1/2026	7,371	7,295
Pool # AN1590, 2.40%, 5/1/2026	8,223	8,058
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,818
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,837
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,646
Pool # 468645, 4.54%, 7/1/2026	1,929	1,930
Pool # AN2367, 2.46%, 8/1/2026	5,657	5,526
Pool # 468927, 4.77%, 8/1/2026	4,661	4,673
Pool # AM6448, 3.25%, 9/1/2026	8,732	8,601
Pool # AM7117, 3.14%, 12/1/2026	17,013	16,709
Pool # AM7262, 3.19%, 12/1/2026	14,967	14,701
Pool # AM7011, 3.22%, 12/1/2026	2,531	2,489
Pool # FN0029, 4.47%, 12/1/2026 (f)	4,277	4,276
Pool # AM8008, 2.94%, 2/1/2027	10,612	10,370

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM8803, 2.78%, 6/1/2027	3,611	3,512
Pool # AM9170, 3.00%, 6/1/2027	4,029	3,935
Pool # AM9345, 3.25%, 7/1/2027	6,817	6,685
Pool # AN7048, 2.90%, 10/1/2027	5,990	5,809
Pool # AM1469, 2.96%, 11/1/2027	3,297	3,210
Pool # AN7669, 2.83%, 12/1/2027	18,631	18,012
Pool # AN8114, 3.00%, 1/1/2028	7,200	6,986
Pool # AN8048, 3.08%, 1/1/2028	43,775	42,521
Pool # AN7943, 3.10%, 1/1/2028	13,846	13,449
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,334
Pool # AN1600, 2.59%, 6/1/2028	5,746	5,525
Pool # AN9686, 3.52%, 6/1/2028	29,627	29,030
Pool # AN9486, 3.57%, 6/1/2028	25,707	25,147
Pool # AN2005, 2.73%, 7/1/2028	9,082	8,668
Pool # 387806, 3.55%, 8/1/2028	14,881	14,570
Pool # BL0919, 3.82%, 9/1/2028	17,658	17,426
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,608
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,311
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,382
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,768
Pool # BL1435, 3.53%, 1/1/2029	22,646	22,069
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,367
Pool # BL4317, 2.27%, 9/1/2029	4,346	4,014
Pool # BS6615, 3.50%, 9/1/2029	14,504	14,026
Pool # BS6621, 3.50%, 9/1/2029	32,089	30,982
Pool # AN6846, 2.93%, 10/1/2029	12,719	11,998
Pool # BS6739, 3.82%, 10/1/2029	45,001	44,050
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,373
Pool # BL4333, 2.52%, 11/1/2029	39,158	36,373
Pool # AM8123, 2.92%, 2/1/2030	7,164	6,758
Pool # AM7785, 3.17%, 2/1/2030	5,522	5,246
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,568
Pool # BS7388, 4.82%, 3/1/2030	10,477	10,647
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,495
Pool # AM8544, 3.08%, 4/1/2030	13,685	12,938
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,568
Pool # AM8151, 2.94%, 5/1/2030	11,579	10,854
Pool # AN9154, 3.64%, 5/1/2030	3,838	3,722
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,288
Pool # AM9020, 2.97%, 6/1/2030	7,044	6,614
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,708
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,615
Pool # BS8846, 4.09%, 7/1/2030	34,350	33,833
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,821
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,559
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,998
Pool # BS8736, 4.37%, 10/1/2030	9,244	9,184
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,513

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,503
Pool # BS7921, 4.77%, 1/1/2031	9,180	9,310
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,090
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,843
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,194
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,813
Pool # AH9683, 5.00%, 4/1/2031	177	178
Pool # BS2035, 1.84%, 6/1/2031	33,900	29,381
Pool # AN1829, 2.90%, 6/1/2031	6,775	6,262
Pool # BS2422, 1.67%, 7/1/2031	36,050	30,609
Pool # BL3298, 2.86%, 8/1/2031	6,914	6,349
Pool # BS9623, 4.91%, 8/1/2031	5,172	5,264
Pool # BL4310, 2.35%, 10/1/2031	10,779	9,602
Pool # AN2625, 2.50%, 10/1/2031	8,962	8,041
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,348
Pool # BZ2211, 3.90%, 11/1/2031	47,210	45,447
Pool # BS4338, 1.82%, 1/1/2032	26,665	22,638
Pool # BS4124, 1.94%, 1/1/2032	11,152	9,663
Pool # BS4030, 1.96%, 1/1/2032	19,873	17,151
Pool # BS3869, 2.00%, 1/1/2032	36,000	30,797
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,505
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,573
Pool # BS4200, 2.05%, 2/1/2032	34,650	29,642
Pool # BM7037, 1.76%, 3/1/2032 (f)	102,906	86,820
Pool # BL5789, 2.40%, 3/1/2032	12,236	10,803
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,454
Pool # BS5130, 2.55%, 4/1/2032	46,224	41,175
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,188
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,711
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,848
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,424
Pool # BS5907, 3.54%, 6/1/2032	10,756	9,982
Pool # BS6033, 3.97%, 7/1/2032	2,081	1,995
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,618
Pool # BS6194, 4.13%, 7/1/2032	3,861	3,756
Pool # BS6301, 3.67%, 8/1/2032	19,145	17,993
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,114
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,094
Pool # BS6288, 3.89%, 8/1/2032	11,096	10,616
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,869
Pool # BS6305, 3.68%, 9/1/2032	54,320	50,999
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,955
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,454
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,924
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,723
Pool # BM6466, 1.33%, 10/1/2032 (f)	105,594	84,871
Pool # BS6845, 4.22%, 10/1/2032	43,000	41,831
Pool # BS6915, 4.60%, 10/1/2032	36,000	35,686

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,505
Pool # BM6492, 1.51%, 11/1/2032 (f)	44,748	36,423
Pool # BM7110, 3.88%, 11/1/2032 (f)	27,568	26,316
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,010
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,255
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,214
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,430
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,435
Pool # AQ7084, 3.50%, 12/1/2032	706	689
Pool # BS7083, 4.59%, 12/1/2032	34,142	33,943
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,181
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,080
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,431
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,733	11,134
Pool # BM6552, 1.56%, 1/1/2033 (f)	99,221	80,902
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,793
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,860
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,254
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,875
Pool # AR7484, 3.50%, 2/1/2033	1,319	1,288
Pool # BS7843, 3.90%, 2/1/2033	60,000	56,745
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,408
Pool # BS8110, 4.30%, 3/1/2033	44,672	43,287
Pool # BS7786, 4.24%, 4/1/2033	38,402	37,346
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,289
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,707
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,022
Pool # BS8213, 4.22%, 5/1/2033	18,104	17,607
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,570
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,499
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,549
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,857
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,081
Pool # AT7117, 3.50%, 6/1/2033	491	477
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,662
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,733
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,545
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,904
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,111
Pool # AN6000, 3.21%, 7/1/2033	9,254	8,412
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,309
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,521
Pool # AN9950, 3.89%, 7/1/2033	8,535	8,050
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,300
Pool # BS8883, 4.58%, 7/1/2033	35,052	34,493
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,571
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,533

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,391
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,402
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,040
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,648
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,594
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,743
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,270
Pool # BS4824, 2.50%, 2/1/2034	60,280	50,681
Pool # BZ0430, 4.32%, 2/1/2034	40,000	38,738
Pool # 810997, 5.50%, 10/1/2034	81	80
Pool # AM7122, 3.61%, 11/1/2034	4,779	4,441
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,697
Pool # AM8474, 3.45%, 4/1/2035	4,318	3,962
Pool # AM8475, 3.45%, 4/1/2035	1,751	1,607
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,033
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,276
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,755
Pool # AM9532, 3.63%, 10/1/2035	3,284	3,040
Pool # BS5413, 3.41%, 12/1/2035	10,250	8,989
Pool # AN0375, 3.76%, 12/1/2035	5,182	4,837
Pool # 256051, 5.50%, 12/1/2035	52	52
Pool # 256128, 6.00%, 2/1/2036	11	12
Pool # 880219, 7.00%, 2/1/2036	53	54
Pool # 920934, 6.50%, 1/1/2037	173	176
Pool # 888408, 6.00%, 3/1/2037	177	178
Pool # 888373, 7.00%, 3/1/2037	26	27
Pool # 888412, 7.00%, 4/1/2037	20	21
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,520
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,782
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,883
Pool # 995783, 8.00%, 11/1/2037	68	70
Pool # 257209, 5.50%, 5/1/2038	75	76
Pool # MA0127, 5.50%, 6/1/2039	106	105
Pool # AL2606, 4.00%, 3/1/2042	187	174
Pool # AO7225, 4.00%, 7/1/2042	1,182	1,114
Pool # AO9352, 4.00%, 7/1/2042	1,496	1,410
Pool # AO9353, 4.00%, 7/1/2042	1,796	1,693
Pool # MA1125, 4.00%, 7/1/2042	1,006	949
Pool # MA1178, 4.00%, 9/1/2042	5,827	5,493
Pool # MA1213, 3.50%, 10/1/2042	2,626	2,418
Pool # MA1251, 3.50%, 11/1/2042	6,704	6,171
Pool # MA1253, 4.00%, 11/1/2042	4,854	4,576
Pool # AR1397, 3.00%, 1/1/2043	5,238	4,649
Pool # MA1328, 3.50%, 1/1/2043	963	886
Pool # AQ9999, 3.00%, 2/1/2043	2,555	2,268
Pool # MA1373, 3.50%, 3/1/2043	1,613	1,483
Pool # MA1404, 3.50%, 4/1/2043	4,684	4,306
Pool # AB9096, 4.00%, 4/1/2043	494	466

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB9196, 3.50%, 5/1/2043	1,273	1,170
Pool # AT4051, 3.50%, 5/1/2043	551	506
Pool # MA1437, 3.50%, 5/1/2043	5,185	4,766
Pool # AT5914, 3.50%, 6/1/2043	3,209	2,950
Pool # MA1463, 3.50%, 6/1/2043	6,478	5,955
Pool # AB9704, 4.00%, 6/1/2043	1,166	1,112
Pool # MA1711, 4.50%, 12/1/2043	7,231	7,002
Pool # AL6167, 3.50%, 1/1/2044	3,459	3,180
Pool # MA1759, 4.00%, 1/1/2044	2,277	2,147
Pool # MA1760, 4.50%, 1/1/2044	2,107	2,030
Pool # AV9286, 4.00%, 2/1/2044	1,793	1,690
Pool # MA1800, 4.00%, 2/1/2044	1,472	1,388
Pool # MA1828, 4.50%, 3/1/2044	5,601	5,396
Pool # MA2429, 4.00%, 10/1/2045	1,602	1,496
Pool # MA2565, 4.00%, 3/1/2046	2,416	2,256
Pool # BM5835, 3.00%, 9/1/2047	8,684	7,657
Pool # AD0523, 6.00%, 11/1/2048	167	165
Pool # BF0131, 3.50%, 8/1/2056	36,379	32,176
Pool # BF0144, 3.50%, 10/1/2056	2,360	2,087
Pool # BF0690, 3.00%, 2/1/2057	8,387	7,207
Pool # BF0230, 5.50%, 1/1/2058	35,636	36,404
Pool # BF0341, 5.50%, 1/1/2059	15,215	15,280
Pool # BM7076, 4.00%, 4/1/2059	39,936	36,904
Pool # BF0396, 2.50%, 8/1/2059	26,807	21,582
Pool # BM6734, 4.00%, 8/1/2059	28,688	26,370
Pool # BF0464, 3.50%, 3/1/2060	42,342	37,240
Pool # BF0520, 3.00%, 1/1/2061	55,407	46,880
Pool # BM7075, 3.00%, 3/1/2061	62,757	53,098
Pool # BF0546, 2.50%, 7/1/2061	67,970	52,275
Pool # BF0562, 3.50%, 9/1/2061	50,190	43,706
Pool # BF0577, 2.50%, 12/1/2061	11,634	9,370
Pool # BF0590, 2.50%, 12/1/2061	16,722	13,125
Pool # BF0579, 3.00%, 12/1/2061	19,394	16,096
Pool # BF0583, 4.00%, 12/1/2061	26,747	24,335
Pool # BF0586, 5.00%, 12/1/2061	11,694	11,378
Pool # BF0617, 2.50%, 3/1/2062	77,361	59,497
Pool # BF0602, 3.00%, 3/1/2062	28,045	23,276
Pool # BF0603, 3.50%, 3/1/2062	19,292	16,949
Pool # BF0604, 3.50%, 3/1/2062	30,127	26,235
Pool # BF0605, 4.00%, 3/1/2062	15,306	13,860
Pool # BF0674, 2.50%, 4/1/2062	61,973	47,661
Pool # BF0759, 2.50%, 5/1/2062	58,231	44,784
Pool # BF0673, 2.50%, 6/1/2062	42,896	32,990
Pool # BF0654, 3.00%, 6/1/2062	32,430	26,915
Pool # BF0648, 3.50%, 6/1/2062	21,500	18,880
Pool # BF0655, 3.50%, 6/1/2062	41,166	35,831
Pool # BF0649, 4.00%, 6/1/2062	18,994	17,481
Pool # BF0677, 4.00%, 9/1/2062	43,037	39,157

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0701, 3.50%, 12/1/2062	16,079	13,995
Pool # BF0733, 3.00%, 6/1/2063	29,731	24,675
Pool # BF0764, 3.50%, 9/1/2063	23,901	20,901
Pool # BF0767, 4.00%, 9/1/2063	49,723	45,240
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (g)	384,195	312,964
TBA, 3.00%, 7/25/2055 (g)	400,564	340,792
TBA, 4.00%, 7/25/2055 (g)	22,300	20,424
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	2	2
Pool # 554108, 6.50%, 3/15/2028	15	15
Pool # 468236, 6.50%, 9/15/2028	19	20
Pool # 486537, 7.50%, 9/15/2028	4	4
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	168	174
Pool # 569568, 6.50%, 1/15/2032	158	163
Pool # 591882, 6.50%, 7/15/2032	12	12
Pool # 607645, 6.50%, 2/15/2033	43	45
Pool # 607724, 7.00%, 2/15/2033	31	32
Pool # 783123, 5.50%, 4/15/2033	946	972
Pool # 604209, 6.50%, 4/15/2033	35	36
Pool # 614546, 5.50%, 6/15/2033	8	8
Pool # 781614, 7.00%, 6/15/2033	58	61
Pool # 781689, 5.50%, 12/15/2033	34	34
Pool # 632415, 5.50%, 7/15/2034	18	19
Pool # 574710, 5.50%, 9/15/2034	13	13
Pool # 782615, 7.00%, 6/15/2035	350	366
Pool # 782025, 6.50%, 12/15/2035	149	154
Pool # 617486, 7.00%, 4/15/2037	45	45
Pool # 782212, 7.50%, 10/15/2037	100	105
Pool # BI6868, 5.00%, 3/15/2049	1,869	1,851
Pool # BM1726, 5.00%, 3/15/2049	1,467	1,452
Pool # CO1894, 4.50%, 7/15/2052	7,192	7,017
Pool # CU0289, 6.50%, 6/15/2053	10,196	10,428
GNMA II
Pool # CE5521, ARM, 5.80%, 8/20/2071 (f)	12,624	13,191
Pool # CE5523, ARM, 5.94%, 8/20/2071 (f)	16,945	17,700
Pool # CE9356, ARM, 5.68%, 9/20/2071 (f)	8,306	8,597
Pool # CE5537, ARM, 5.85%, 9/20/2071 (f)	32,948	34,509
Pool # CE5533, ARM, 5.88%, 9/20/2071 (f)	37,905	39,662
Pool # CE5536, ARM, 5.91%, 9/20/2071 (f)	31,174	32,674
Pool # CE5544, ARM, 5.79%, 10/20/2071 (f)	35,831	37,457
Pool # CE5550, ARM, 5.82%, 10/20/2071 (f)	17,908	18,730
Pool # CE5552, ARM, 5.81%, 11/20/2071 (f)	36,651	38,324
Pool # CK2783, ARM, 5.80%, 2/20/2072 (f)	87,997	92,069
Pool # CK2789, ARM, 5.82%, 2/20/2072 (f)	32,586	34,119
Pool # CM0227, ARM, 5.83%, 2/20/2072 (f)	29,616	30,997
Pool # CM0228, ARM, 6.07%, 2/20/2072 (f)	20,212	21,299

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CL8129, ARM, 5.75%, 3/20/2072 (f)	20,827	21,728
Pool # CK2802, ARM, 5.77%, 3/20/2072 (f)	27,529	28,784
Pool # CK2800, ARM, 5.80%, 3/20/2072 (f)	23,444	24,561
Pool # CM0234, ARM, 5.80%, 3/20/2072 (f)	30,765	32,180
Pool # CM9946, ARM, 5.81%, 3/20/2072 (f)	18,026	18,865
Pool # CK2791, ARM, 5.82%, 3/20/2072 (f)	42,669	44,721
Pool # CK2793, ARM, 5.82%, 3/20/2072 (f)	42,692	44,680
Pool # CK2794, ARM, 5.82%, 3/20/2072 (f)	44,815	46,926
Pool # CK2803, ARM, 5.76%, 4/20/2072 (f)	43,676	45,713
Pool # BL8377, ARM, 5.86%, 4/20/2072 (f)	36,963	38,851
Pool # CN0126, ARM, 5.84%, 5/20/2072 (f)	34,959	36,626
Pool # CN7634, ARM, 5.89%, 6/20/2072 (f)	27,685	29,175
Pool # 786250, ARM, 6.01%, 6/20/2072 (f)	40,044	42,402
Pool # CL8191, ARM, 5.99%, 7/20/2072 (f)	22,147	23,409
Pool # CO0363, ARM, 6.00%, 7/20/2072 (f)	29,717	31,506
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	1	1
Pool # 2562, 6.00%, 3/20/2028	5	5
Pool # 2646, 7.50%, 9/20/2028	6	6
Pool # 2647, 8.00%, 9/20/2028	—	—
Pool # 2781, 6.50%, 7/20/2029	142	146
Pool # 4224, 7.00%, 8/20/2038	51	53
Pool # 4245, 6.00%, 9/20/2038	1,319	1,398
Pool # 783389, 6.00%, 8/20/2039	513	539
Pool # 783444, 5.50%, 9/20/2039	323	328
Pool # 783967, 4.25%, 12/20/2044	3,366	3,102
Pool # AK8791, 3.75%, 7/20/2045	1,100	1,001
Pool # BD0481, 4.00%, 12/20/2047	1,294	1,191
Pool # BD0484, 4.50%, 12/20/2047	4,530	4,289
Pool # BE0207, 4.50%, 2/20/2048	3,250	3,086
Pool # BE0208, 4.50%, 2/20/2048	4,587	4,359
Pool # BE5169, 4.50%, 2/20/2048	4,819	4,589
Pool # BA7567, 4.50%, 5/20/2048	1,418	1,337
Pool # BG6360, 5.00%, 5/20/2048	5,594	5,590
Pool # BF2574, 5.50%, 5/20/2048	126	130
Pool # BI0728, 5.00%, 7/20/2048	6,556	6,518
Pool # BD0551, 4.50%, 8/20/2048	1,596	1,527
Pool # BI5288, 5.00%, 8/20/2048	8,140	8,046
Pool # BI5289, 5.00%, 8/20/2048	11,418	11,354
Pool # AY2411, 4.25%, 9/20/2048	3,021	2,819

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 784598, 5.00%, 9/20/2048	9,253	9,216
Pool # 784626, 4.50%, 10/20/2048	1,206	1,149
Pool # BK2586, 5.00%, 11/20/2048	1,237	1,218
Pool # BJ7082, 5.00%, 12/20/2048	493	482
Pool # BJ7085, 5.00%, 12/20/2048	951	946
Pool # BK7169, 5.00%, 12/20/2048	4,618	4,541
Pool # BK8878, 4.50%, 2/20/2049	2,071	1,947
Pool # BK7189, 5.00%, 2/20/2049	5,564	5,493
Pool # BJ9972, 5.50%, 2/20/2049	1,150	1,159
Pool # BK7198, 4.50%, 3/20/2049	2,299	2,176
Pool # BK7199, 5.00%, 3/20/2049	761	753
Pool # BL8042, 5.00%, 3/20/2049	5,147	5,095
Pool # BL9333, 5.00%, 3/20/2049	2,568	2,565
Pool # BG0079, 5.50%, 3/20/2049	800	808
Pool # BL6756, 5.50%, 3/20/2049	298	302
Pool # BJ1322, 5.00%, 4/20/2049	3,989	4,020
Pool # BJ9622, 5.00%, 4/20/2049	1,461	1,433
Pool # BK7209, 5.00%, 4/20/2049	3,604	3,568
Pool # BL6758, 5.50%, 4/20/2049	798	805
Pool # BM9664, 4.50%, 5/20/2049	5,416	5,215
Pool # BM9683, 5.00%, 6/20/2049	11,916	11,808
Pool # BO2880, 5.00%, 6/20/2049	418	408
Pool # BN3950, 5.50%, 6/20/2049	1,699	1,713
Pool # BN2629, 4.00%, 7/20/2049	9,792	9,216
Pool # BI0926, 5.00%, 7/20/2049	779	764
Pool # BI0927, 5.00%, 7/20/2049	584	569
Pool # BM2186, 5.00%, 7/20/2049	453	442
Pool # BM2187, 5.00%, 7/20/2049	299	294
Pool # BO2871, 5.00%, 7/20/2049	234	230
Pool # BO2872, 5.00%, 7/20/2049	768	759
Pool # BO2878, 5.00%, 7/20/2049	603	592
Pool # BO2879, 5.00%, 7/20/2049	314	307
Pool # BO3162, 5.00%, 7/20/2049	39,325	40,088
Pool # BO3173, 5.00%, 7/20/2049	733	719
Pool # BO3174, 5.00%, 7/20/2049	348	340
Pool # BO8226, 5.00%, 7/20/2049	374	366
Pool # BO8229, 5.00%, 7/20/2049	4,325	4,336
Pool # BO8235, 5.00%, 7/20/2049	625	611
Pool # BO8236, 5.00%, 7/20/2049	414	404
Pool # BP4243, 5.00%, 8/20/2049	10,008	9,959
Pool # BN2649, 3.50%, 9/20/2049	2,484	2,230
Pool # BM9713, 4.50%, 9/20/2049	1,817	1,725
Pool # BP4337, 4.50%, 9/20/2049	13,437	13,053
Pool # BQ3224, 4.50%, 9/20/2049	12,181	11,597
Pool # 784810, 5.00%, 9/20/2049	10,699	10,399
Pool # BM9734, 4.00%, 10/20/2049	3,041	2,812
Pool # 784847, 4.50%, 11/20/2049	17,902	16,921
Pool # BQ8694, 4.50%, 11/20/2049	538	517

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ8696, 4.50%, 11/20/2049	626	605
Pool # BR2686, 4.50%, 11/20/2049	1,774	1,690
Pool # BR2687, 4.50%, 11/20/2049	4,041	3,878
Pool # BR2688, 4.50%, 11/20/2049	2,123	2,028
Pool # BR2689, 4.50%, 11/20/2049	2,915	2,824
Pool # BR2739, 4.50%, 11/20/2049	1,341	1,307
Pool # BR2756, 4.50%, 11/20/2049	1,876	1,812
Pool # BR2757, 4.50%, 11/20/2049	2,098	2,018
Pool # BR3820, 4.50%, 11/20/2049	219	208
Pool # BR3821, 4.50%, 11/20/2049	607	575
Pool # BS0953, 4.50%, 11/20/2049	1,675	1,632
Pool # BQ4131, 3.50%, 12/20/2049	10,188	9,219
Pool # BI0940, 4.50%, 12/20/2049	601	573
Pool # BQ3796, 4.50%, 12/20/2049	1,692	1,634
Pool # BR2730, 4.50%, 12/20/2049	745	710
Pool # BR2731, 4.50%, 12/20/2049	677	648
Pool # BR2732, 4.50%, 12/20/2049	1,216	1,191
Pool # BR2755, 4.50%, 12/20/2049	931	887
Pool # BR3822, 4.50%, 12/20/2049	841	797
Pool # BR3823, 4.50%, 12/20/2049	1,150	1,104
Pool # BR3824, 4.50%, 12/20/2049	674	654
Pool # BS0951, 4.50%, 12/20/2049	1,676	1,604
Pool # BS0952, 4.50%, 12/20/2049	1,282	1,238
Pool # BQ4132, 3.50%, 1/20/2050	4,785	4,295
Pool # BQ4133, 3.50%, 1/20/2050	4,708	4,249
Pool # BR1548, 3.50%, 1/20/2050	3,764	3,493
Pool # BS8380, 4.50%, 2/20/2050	2,879	2,839
Pool # BP8085, 3.00%, 3/20/2050	3,731	3,251
Pool # BR3892, 4.00%, 3/20/2050	8,434	7,727
Pool # BT8094, 4.00%, 4/20/2050	930	858
Pool # BT8095, 4.00%, 4/20/2050	4,791	4,414
Pool # BT8096, 4.00%, 4/20/2050	7,208	6,636
Pool # BT8097, 4.00%, 4/20/2050	7,533	7,000
Pool # BT8098, 4.00%, 4/20/2050	8,710	8,127
Pool # BT8099, 4.00%, 4/20/2050	6,520	6,097
Pool # BW7042, 3.50%, 9/20/2050	17,909	15,943
Pool # 785294, 3.50%, 1/20/2051	48,702	42,758
Pool # MA7534, 2.50%, 8/20/2051	214,106	179,457
Pool # MA7649, 2.50%, 10/20/2051	31,512	26,412
Pool # CH9031, 3.50%, 10/20/2051	20,419	18,179
Pool # MA7706, 3.00%, 11/20/2051	38,492	33,556
Pool # 787205, 3.50%, 11/20/2051	74,093	66,353
Pool # CI9257, 3.50%, 11/20/2051	23,328	20,768
Pool # CK1527, 3.50%, 12/20/2051	7,012	6,271
Pool # CK1600, 4.00%, 1/20/2052	14,243	13,094
Pool # CK7137, 4.00%, 1/20/2052	25,578	23,123
Pool # 786362, 3.00%, 2/20/2052	34,911	29,951
Pool # CL2553, 4.00%, 2/20/2052	17,938	16,216

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CM2213, 3.00%, 3/20/2052	7,443	6,486
Pool # 787457, 4.00%, 3/20/2052	22,503	21,044
Pool # CL2574, 4.00%, 3/20/2052	10,478	9,472
Pool # CL2575, 4.00%, 3/20/2052	5,414	4,960
Pool # CM1194, 4.00%, 4/20/2052	12,847	11,615
Pool # MA8200, 4.00%, 8/20/2052	136,086	125,191
Pool # MA8423, 2.50%, 11/20/2052	37,699	31,616
Pool # CO8957, 5.00%, 12/20/2052	16,632	16,020
Pool # MA8565, 3.00%, 1/20/2053	32,305	28,162
Pool # MA8721, 3.00%, 3/20/2053	112,649	98,379
Pool # 786842, 4.00%, 4/20/2053	85,040	77,059
Pool # CS4305, 5.50%, 6/20/2053	30,465	30,341
Pool # CS4391, 5.50%, 7/20/2053	37,439	37,286
Pool # MA9166, 3.00%, 9/20/2053	18,220	15,884
Pool # MA9600, 3.00%, 4/20/2054	16,719	14,575
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	418	386
Pool # 4285, 6.00%, 11/20/2038	10	10
Pool # AD0862, 3.75%, 1/20/2039	850	776
Pool # 787496, 6.00%, 7/20/2064	48,704	48,964
Pool # 784879, 4.08%, 11/20/2069 (f)	12,093	11,582
Pool # 785137, 3.07%, 8/20/2070 (f)	16,563	14,796
Pool # 785183, 2.93%, 10/20/2070 (f)	33,136	29,704
Pool # 785863, 3.10%, 12/20/2071 (f)	12,087	10,794
Pool # 786556, 4.64%, 1/20/2073 (f)	39,677	38,900
GNMA II, Single Family, 30 Year TBA, 3.00%, 6/15/2055 (g)	5,000	4,355
Hornbeck Offshore Services LLC , 8.90%, 1/1/2044 ‡	47,000	47,000
Total Mortgage-Backed Securities (Cost $11,786,900)		11,288,287
Asset-Backed Securities — 12.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.24%, 12/26/2044 (b) (f)	987	954
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	2,111	2,075
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,026	2,931
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	5,740	5,328
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	5,532	5,140
Alternative LN Issuer LLC
4.67%, 11/15/2035 ‡	35,938	35,938
5.27%, 11/15/2035 ‡	7,969	7,969
5.68%, 11/15/2035 ‡	16,493	16,493
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	5,960	5,825
Series 2015-2, Class A, 4.00%, 9/22/2027	15,236	14,588
Series 2016-2, Class A, 3.65%, 6/15/2028	4,406	4,139
Series 2016-3, Class AA, 3.00%, 10/15/2028	6,999	6,579
Series 2017-2, Class A, 3.60%, 10/15/2029	6,938	6,354
Series 2021-1, Class B, 3.95%, 7/11/2030	9,363	8,765
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	12,926	13,102

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Homes 4 Rent Trust Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,412
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	2,949	2,936
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (b)	15,495	15,433
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	12,912	12,867
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	9,600	9,506
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (b)	7,800	7,495
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	27,465
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	21,171
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	21,096
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	11,429
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	11,174
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (b)	11,723	11,113
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	2,052	1,985
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	2,243	2,122
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	12,020	11,981
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	22,973	23,431
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2025 ‡ (f)	5,200	5,200
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	55,747	55,889
7.80%, 10/25/2038 ‡	13,831	13,970
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	24,387	25,058
BG Beta Ltd. (Cayman Islands), 6.28%, 7/16/2054 ‡	61,070	61,875
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	24,981	24,708
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (b)	17,966	17,836
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (b)	13,567	13,538
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (b)	53,017	50,983
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,152
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,702
Series 2025-2, Class D, 5.62%, 3/17/2031	10,805	10,903
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	4,762	4,587
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	7,675	7,310
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	7,285	6,726
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	44,402	43,458
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	32,828	32,738
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	2,623	2,656
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	18,029	18,276
Caerus Uinta ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 (b)	14,450	14,659
Series 2023-1A, Class A2, 7.85%, 4/28/2040 (b)	22,008	22,492
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	15,021	14,065

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,636	5,433
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,881	5,433
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,908
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	17,065
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	17,500	17,787
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (e)	33,589	32,444
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (e)	13,826	13,715
Chase Funding Trust
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (e)	432	421
Series 2003-6, Class 1A5, 4.83%, 11/25/2034 (e)	541	532
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (e)	922	906
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,036
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	61,158
Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	41,825	42,131
Series 2024-A, Class B, 6.22%, 12/15/2032 (b)	6,990	7,065
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.31%, 6/25/2040 (b) (f)	1,284	85
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	3,649	3,539
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	5,333
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	3,745	3,719
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	10,000	10,122
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	43,154
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	51,298
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	52,650	52,830
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,188
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	33,856
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	29,600	29,878
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	44,662
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	8,015	8,117
6.95%, 2/15/2034 ‡	65,094	65,192
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	35,480	35,887
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	12,000	12,219
8.30%, 6/15/2034 ‡	27,013	27,156
Series 2024-2A, Class B, 6.11%, 8/15/2034 (b)	40,000	40,923
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	19,100	19,230
Credit One Ltd., 6.47%, 2/25/2029 ‡ (b)	71,500	71,958
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,750
CVS Pass-Through Trust
6.94%, 1/10/2030	552	572
5.93%, 1/10/2034 (b)	3,567	3,566
Series 2014, 4.16%, 8/11/2036 (b)	957	881
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.19%, 3/25/2034 (f)	41	42
Series 2004-1, Class M2, 5.26%, 3/25/2034 (f)	7	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2004-1, Class 3A, 5.00%, 4/25/2034 (f)	220	206
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (f)	32	32
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,747	4,433
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (b)	44,650	44,748
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 ‡ (b)	26,960	27,018
Series 2025-1A, Class A2, 6.75%, 2/28/2045 ‡ (b)	58,000	57,965
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	25,420	25,153
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (b)	18,055	18,201
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	18,395	18,488
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	17,946	18,378
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	9,190	9,195
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	12,033	12,134
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	47,680
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,751
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,541
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	10,000	10,142
Series 2022-2A, Class E, 6.45%, 5/15/2029 (b)	5,955	5,990
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,696
Series 2023-1A, Class E, 10.39%, 1/15/2030 (b)	27,300	28,723
Energy Assets, 8.11%, 8/25/2044 ‡	20,770	20,923
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	6,307	6,329
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	22,967
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,191
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,403
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,860
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,287
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,141
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,954
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,686
Series 2025-3A, Class D, 5.57%, 10/15/2031	25,900	26,067
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	7,124	7,226
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	16,442	16,589
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	7,220	7,257
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	7,257	7,320
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	6,450	6,384
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	11,250	11,147
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	56,131
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	6,991
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,790
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	13,827
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	15,500	14,889

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	36,486	36,096
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	48,466
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	11,473
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	56,650	54,858
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	43,050	40,325
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	61,030	57,381
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (f)	108,325	108,518
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	86,250	86,230
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	40,318
Foundation Finance Trust
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	18,930	18,887
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	3,414	3,402
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	26,299	27,241
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	68,781	69,336
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	38	33
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	5,753	5,757
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,542
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,502
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	19,000	19,348
Series 2025-2A, Class D, 5.59%, 1/15/2031 (b)	21,900	22,052
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	14,140	14,273
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	16,410	13,979
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	44,088	41,425
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (b)	64,431	64,012
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	6,981	6,244
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	2,018	1,845
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	9,385	8,316
Goodleap, 6.63%, 7/15/2038 ‡ (b)	39,624	40,657
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A, 5.35%, 10/20/2046 (b)	6,657	6,665
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (b)	10,006	10,217
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,943
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	15,514	14,580
Grene Energy, 11.00%, 4/22/2026 ‡ (b)	4,550	4,228
Grene Energy Senio, 11.00%, 1/17/2061 ‡	2,477	2,098
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	11,667	11,657
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	6,418	5,708
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	8,107	7,420
HERO Funding II (Cayman Islands), 3.75%, 9/21/2044 ‡	2,909	2,437
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	2,278	2,038
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	688	621
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,433	1,321

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	5,377	4,885
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	3,272	3,179
Series 2024-3A, Class C, 5.71%, 8/27/2040 (b)	7,250	7,293
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	5,966	5,935
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	52,039	49,511
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,359	8,905
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	40,732	37,095
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	15,930	16,020
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (b)	22,630	21,336
Jonah, 7.80%, 11/10/2037 ‡ (b)	32,993	33,125
Jonah Energy ABS II LLC Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (b)	61,126	61,126
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	21,526	21,598
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (b)	40,516	40,617
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (b) (f)	41	— (h)
Series 2014-1, Class A, IO, 1.46%, 10/25/2032 (b) (f)	4,086	103
Series 2012-4, Class A, IO, 0.91%, 9/25/2037 (b) (f)	6,855	113
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (b) (f)	5,020	90
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 (b) (f)	4,163	119
Series 2012-6, Class A, IO, 0.78%, 5/25/2039 (b) (f)	4,897	52
Series 2014-2, Class A, IO, 3.77%, 4/25/2040 (b) (f)	784	51
Series 2015-2, Class A, IO, 2.56%, 7/25/2041 (b) (f)	2,074	204
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	4,300	4,054
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (b) (f)	1,771	1,750
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (b) (f)	274	268
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	10,445
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	9,006
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (b)	28,000	27,749
Series 2022-1A, Class D, 8.16%, 7/20/2032 (b)	27,660	28,098
LFT CRE Ltd. Series 2021-FL1, Class C, 6.39%, 6/15/2039 (b) (f)	29,810	29,627
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 5.19%, 2/25/2034 (f)	388	384
Series 2004-3, Class M1, 5.29%, 7/25/2034 (f)	184	181
LVNV Funding LLC, 7.25%, 10/15/2027 ‡	50,000	50,000
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	11,097
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	2,365	2,369
Series 2023-2A, Class B, 6.54%, 6/15/2033 (b)	6,368	6,384
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	21,065	21,247
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (b)	61,625	62,138
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	2,223	2,226
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (b)	18,608	18,866

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	23,271	23,660
8.95%, 12/15/2038 ‡	23,560	23,994
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (e)	617	605
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	10,864	10,728
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	14,862	14,304
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,910
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,241
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,608
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,441
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	11,179
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	15,529	15,122
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	5,848	5,844
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	13,290
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	4,983	4,859
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	48,444	46,559
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	21,299
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	7,472
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	20,533
Pendoor Proper, 0.00%, 2/15/2026 ‡ (b)	11,918	11,813
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.57%, 5/25/2027 (b) (f)	60,745	60,921
Presidio Finance LLC Series 2023-1, Class A1, 7.81%, 12/25/2038 ‡ (b)	15,421	15,675
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,968	4,987
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (f)	26,106	26,070
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	54,006
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (b) (f)	15,640	14,349
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (f)	17,333	15,771
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,448	7,212
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	45,375
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	10,683
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	22,137
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	49,779
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	13,746
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	20,468
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (b) (f)	14,285	13,388
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	6,712	6,187
Purewest ABS Issuer LLC
Series 2025-1, Class A1, 5.69%, 4/5/2040 ‡ (b)	29,664	29,761
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	95,877	95,877
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	11,750	11,886
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (b) (f)	2,289	2,287
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	2,703	2,510
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (b)	15,443	15,440
Series 2024-2A, Class A, 5.33%, 11/20/2060 ‡ (b)	13,048	12,459
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	20,275	20,462
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (e)	118,711	117,891
RT Fin LLC, 7.85%, 10/15/2043 ‡	9,339	9,473
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	38,073
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,346
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,328
Series 2022-5, Class D, 5.67%, 12/16/2030	95,700	96,483
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	67,800
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,626
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,327
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,149
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,374
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	11,418
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	21,850	22,378
Series 2022-2A, Class B, 6.50%, 2/20/2032 (b)	12,464	12,490
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	6,540	6,722
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	82,000	82,842
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,344
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	20,077
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.84%, 1/25/2036 (e)	341	288
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (b)	9,785	9,817
Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	615	623
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (b)	1,290	1,280
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	1,470	1,437
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	5,281	5,318
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	2,896	2,951
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	6,766	6,909
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 6.23%, 10/16/2026 (b) (e)	509	509
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (b)	14,479	14,476
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (b)	6,430	6,449
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	8	7
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	107	25
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	13,660	13,995
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	23,431	24,530
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,554
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,801

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	25,771	25,662
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	5,835	5,752
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (b)	10,000	9,838
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	12,367	12,340
Series 2016-2, Class B, 3.65%, 10/7/2025	10,220	10,121
Series 2016-1, Class B, 3.65%, 1/7/2026	1,205	1,189
Series 2018-1, Class B, 4.60%, 3/1/2026	9,681	9,542
Series 2014-1, Class A, 4.00%, 4/11/2026	3,572	3,533
Series 2014-2, Class A, 3.75%, 9/3/2026	6,700	6,565
Series 2019-2, Class B, 3.50%, 5/1/2028	5,039	4,807
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,752	1,664
Series 2016-1, Class A, 3.45%, 7/7/2028	16,617	15,787
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,123	1,053
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,537	8,929
Series 2018-1, Class A, 3.70%, 3/1/2030	5,514	5,103
Series 2019-1, Class AA, 4.15%, 8/25/2031	11,064	10,445
Series 2019-1, Class A, 4.55%, 8/25/2031	10,013	9,215
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,677	5,014
Series 2024-1, Class AA, 5.45%, 2/15/2037	27,817	27,631
United Auto Credit Securitization Trust Series 2023-1, Class C, 6.28%, 7/10/2028 (b)	1,466	1,467
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	29,871	30,445
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	132	131
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (b)	10,036	10,175
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,554	105,137
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	3,240	3,233
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (b) (e)	9,156	9,119
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	5,302	5,297
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (b) (e)	5,321	5,318
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (e)	3,907	3,902
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (b) (e)	5,069	5,066
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	7,969	7,957
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	13,017	13,112
Series 2024-1A, Class A, 6.06%, 1/20/2038 (b)	19,098	19,289
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	9,978	10,076
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	27,168	26,989
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	71,373
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,627
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	19,305
Total Asset-Backed Securities (Cost $5,947,901)		5,935,541
Collateralized Mortgage Obligations — 4.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,686	1,716

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (f)	523	56
Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (f)	3,263	196
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (f)	2,163	88
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	841	716
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	41	16
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (f)	11,026	659
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (f)	2,740	124
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	693	528
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	309	274
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (f)	1	2
Aml-prop CAP Frn Series 2022-E, 6.45%, 3/25/2025 ‡	4,285	4,269
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	80,000	81,130
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (f)	231	68
Baml PIMCO Frn, 0.00%, 6/30/2025 ‡	14,338	14,338
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	81	58
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	63	60
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	106	94
Series 2005-7, Class 30, PO, 11/25/2035	64	65
Series 2005-8, Class 30, PO, 1/25/2036	24	16
Series 2006-1, Class X, PO, 1/25/2036	28	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (f)	12	12
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.34%, 1/25/2033 (b) (f)	368	364
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (f)	12	12
Series 2004-2, Class 14A, 4.53%, 5/25/2034 (f)	166	155
Series 2006-1, Class A1, 6.53%, 2/25/2036 (f)	382	363
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	12,389	12,188
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	10	8
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	20	15
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (b) (e)	37,151	37,411
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (b)	93,000	93,939
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.67%, 6/25/2035 (f)	116	115
Series 2007-A2, Class 1A1, 7.24%, 6/25/2035 (f)	28	28
Series 2007-A1, Class 9A1, 6.47%, 2/25/2037 (f)	93	92
Series 2007-A1, Class 2A1, 6.49%, 2/25/2037 (f)	124	119
Series 2007-A1, Class 1A3, 6.63%, 2/25/2037 (f)	53	52
Series 2007-A1, Class 7A1, 7.29%, 2/25/2037 (f)	3	3
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	6
Series 2002-18, PO, 11/25/2032	30	24
Series 2004-3, Class A26, 5.50%, 4/25/2034	89	88
Series 2004-3, Class A4, 5.75%, 4/25/2034	61	60
Series 2004-HYB1, Class 2A, 5.26%, 5/20/2034 (f)	43	41
Series 2004-HYB3, Class 2A, 4.47%, 6/20/2034 (f)	156	146

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 2A1, 5.42%, 6/25/2034 (f)	28	26
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	351	358
Series 2004-HYB6, Class A3, 5.93%, 11/20/2034 (f)	136	130
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	29
Series 2005-16, Class A23, 5.50%, 9/25/2035	39	24
Series 2005-22, Class 2A1, 5.20%, 11/25/2035 (f)	621	511
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	145	131
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (f)	109	111
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.55%, 9/25/2033 (b) (f)	228	228
Series 2004-UST1, Class A6, 7.35%, 8/25/2034 (f)	29	27
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	1,002	978
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	10	7
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	33	31
Series 2005-1, Class 2A1A, 3.47%, 2/25/2035 (f)	117	101
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	305	303
Series 2005-5, Class 1A2, 4.45%, 8/25/2035 (f)	316	265
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 7.67%, 1/25/2043 (b) (f)	17,575	18,344
Series 2023-R06, Class 1M2, 7.02%, 7/25/2043 (b) (f)	9,750	10,085
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	286	293
Series 2003-AR15, Class 3A1, 7.15%, 6/25/2033 (f)	42	44
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	151	150
Series 2003-23, Class 1P, PO, 10/25/2033	181	131
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	142	143
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	364	367
Series 2005-9, Class AP, PO, 10/25/2035	26	20
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	717	107
Series 2005-10, Class AP, PO, 11/25/2035	34	23
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	3,624	3,915
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (f)	26	25
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (f)	25,233	20,833
Series 2024-2, Class A, 5.19%, 8/1/2054 (b) (f)	52,238	51,132
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (e)	13,068	11,696
Series 2017-4, Class M60C, 3.50%, 6/25/2057	8,194	7,465
Series 2017-4, Class MT, 3.50%, 6/25/2057	25,372	22,578
Series 2018-4, Class MA, 3.50%, 3/25/2058	25,682	24,598
Series 2018-4, Class MZ, 3.50%, 3/25/2058	15,104	10,765
Series 2019-1, Class MT, 3.50%, 7/25/2058	34,212	30,280

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-1, Class M55D, 4.00%, 7/25/2058	18,290	16,997
Series 2019-2, Class MA, 3.50%, 8/26/2058	12,778	12,123
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,490	21,316
Series 2019-4, Class MA, 3.00%, 2/25/2059	32,331	29,824
Series 2020-1, Class M55G, 3.00%, 8/25/2059	29,087	25,995
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,448	13,702
Series 2020-3, Class MT, 2.00%, 5/25/2060	43,061	33,813
Series 2020-3, Class MTU, 2.50%, 5/25/2060	39,250	31,823
Series 2022-1, Class MTU, 3.25%, 11/25/2061	85,805	73,105
Series 2023-1, Class MT, 3.00%, 10/25/2062	54,550	45,302
Series 2024-2, Class MT, 3.50%, 5/25/2064	84,249	72,409
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	898	945
Series R007, Class ZA, 6.00%, 5/15/2036	1,165	1,210
FHLMC, REMIC
Series 3022, Class SX, IF, 5.76%, 8/15/2025 (f)	—	—
Series 3051, Class DP, IF, 8.46%, 10/15/2025 (f)	2	2
Series 3793, Class AB, 3.50%, 1/15/2026	108	108
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	6	6
Series 1927, Class ZA, 6.50%, 1/15/2027	3	3
Series 1927, Class PH, 7.50%, 1/15/2027	13	13
Series 1963, Class Z, 7.50%, 1/15/2027	5	5
Series 1935, Class FL, 5.15%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	6	6
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	9	9
Series 2019, Class Z, 6.50%, 12/15/2027	11	11
Series 2038, Class PN, IO, 7.00%, 3/15/2028	13	1
Series 2040, Class PE, 7.50%, 3/15/2028	30	31
Series 2054, Class PV, 7.50%, 5/15/2028	10	10
Series 2063, Class PG, 6.50%, 6/15/2028	18	18
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	17	17
Series 2075, Class PM, 6.25%, 8/15/2028	50	51
Series 2075, Class PH, 6.50%, 8/15/2028	47	48
Series 2086, Class GB, 6.00%, 9/15/2028	6	6
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	20	1
Series 2095, Class PE, 6.00%, 11/15/2028	41	41
Series 2106, Class ZD, 6.00%, 12/15/2028	97	98
Series 2388, Class FB, 5.05%, 1/15/2029 (f)	21	21
Series 2110, Class PG, 6.00%, 1/15/2029	106	106
Series 2125, Class JZ, 6.00%, 2/15/2029	29	30
Series 2126, Class CB, 6.25%, 2/15/2029	75	76
Series 2132, Class SB, IF, 11.20%, 3/15/2029 (f)	3	4
Series 2141, IO, 7.00%, 4/15/2029	1	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2169, Class TB, 7.00%, 6/15/2029	90	92
Series 2163, Class PC, IO, 7.50%, 6/15/2029	7	—
Series 2172, Class QC, 7.00%, 7/15/2029	70	72
Series 2176, Class OJ, 7.00%, 8/15/2029	34	35
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	13	14
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	2	—
Series 2208, Class PG, 7.00%, 1/15/2030	69	71
Series 2209, Class TC, 8.00%, 1/15/2030	15	15
Series 2210, Class Z, 8.00%, 1/15/2030	65	68
Series 2224, Class CB, 8.00%, 3/15/2030	16	17
Series 3654, Class DC, 5.00%, 4/15/2030	2,376	2,401
Series 2230, Class Z, 8.00%, 4/15/2030	18	18
Series 2234, Class PZ, 7.50%, 5/15/2030	18	19
Series 2247, Class Z, 7.50%, 8/15/2030	20	21
Series 2256, Class MC, 7.25%, 9/15/2030	27	28
Series 2259, Class ZM, 7.00%, 10/15/2030	59	61
Series 2262, Class Z, 7.50%, 10/15/2030	4	4
Series 2271, Class PC, 7.25%, 12/15/2030	54	56
Series 2296, Class PD, 7.00%, 3/15/2031	36	38
Series 2313, Class LA, 6.50%, 5/15/2031	7	7
Series 2325, Class PM, 7.00%, 6/15/2031	21	22
Series 2359, Class ZB, 8.50%, 6/15/2031	62	66
Series 2332, Class ZH, 7.00%, 7/15/2031	68	70
Series 2344, Class ZD, 6.50%, 8/15/2031	390	405
Series 2344, Class ZJ, 6.50%, 8/15/2031	58	60
Series 2345, Class NE, 6.50%, 8/15/2031	42	44
Series 2351, Class PZ, 6.50%, 8/15/2031	32	33
Series 2367, Class ME, 6.50%, 10/15/2031	44	45
Series 2399, Class OH, 6.50%, 1/15/2032	49	51
Series 2399, Class TH, 6.50%, 1/15/2032	59	61
Series 2475, Class S, IF, IO, 3.55%, 2/15/2032 (f)	172	18
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (f)	26	2
Series 2418, Class FO, 5.35%, 2/15/2032 (f)	54	55
Series 2410, Class NG, 6.50%, 2/15/2032	67	69
Series 2420, Class XK, 6.50%, 2/15/2032	94	98
Series 2412, Class SP, IF, 7.21%, 2/15/2032 (f)	87	94
Series 2410, Class QS, IF, 7.94%, 2/15/2032 (f)	92	97
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (f)	65	6
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (f)	43	4
Series 2423, Class TB, 6.50%, 3/15/2032	91	94
Series 2430, Class WF, 6.50%, 3/15/2032	105	109
Series 2423, Class MC, 7.00%, 3/15/2032	59	61
Series 2423, Class MT, 7.00%, 3/15/2032	67	70
Series 2434, Class ZA, 6.50%, 4/15/2032	147	148
Series 2435, Class CJ, 6.50%, 4/15/2032	141	146
Series 2441, Class GF, 6.50%, 4/15/2032	26	27
Series 2434, Class TC, 7.00%, 4/15/2032	135	141

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2436, Class MC, 7.00%, 4/15/2032	25	25
Series 2455, Class GK, 6.50%, 5/15/2032	85	88
Series 2450, Class GZ, 7.00%, 5/15/2032	80	84
Series 2458, Class ZM, 6.50%, 6/15/2032	42	43
Series 2466, Class DH, 6.50%, 6/15/2032	29	30
Series 2466, Class PH, 6.50%, 6/15/2032	105	109
Series 2474, Class NR, 6.50%, 7/15/2032	94	98
Series 2484, Class LZ, 6.50%, 7/15/2032	121	126
Series 3393, Class JO, PO, 9/15/2032	282	252
Series 2500, Class MC, 6.00%, 9/15/2032	77	80
Series 2835, Class QO, PO, 12/15/2032	14	12
Series 2571, Class FY, 5.20%, 12/15/2032 (f)	112	112
Series 2543, Class YX, 6.00%, 12/15/2032	217	225
Series 2544, Class HC, 6.00%, 12/15/2032	89	92
Series 2571, Class SY, IF, 7.93%, 12/15/2032 (f)	66	70
Series 2552, Class ME, 6.00%, 1/15/2033	154	160
Series 2567, Class QD, 6.00%, 2/15/2033	141	146
Series 2575, Class ME, 6.00%, 2/15/2033	620	644
Series 2596, Class QG, 6.00%, 3/15/2033	85	88
Series 2586, Class WI, IO, 6.50%, 3/15/2033	52	7
Series 2631, Class SA, IF, 6.70%, 6/15/2033 (f)	187	193
Series 2692, Class SC, IF, 4.39%, 7/15/2033 (f)	84	87
Series 2642, Class SL, IF, 4.57%, 7/15/2033 (f)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	765	775
Series 4238, Class WY, 3.00%, 8/15/2033	1,481	1,419
Series 2671, Class S, IF, 6.61%, 9/15/2033 (f)	52	56
Series 2733, Class SB, IF, 4.01%, 10/15/2033 (f)	1,390	1,350
Series 2780, Class SY, IF, 6.72%, 11/15/2033 (f)	32	35
Series 2722, Class PF, 5.05%, 12/15/2033 (f)	444	444
Series 3920, Class LP, 5.00%, 1/15/2034	722	732
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	120	123
Series 3611, PO, 7/15/2034	309	271
Series 3305, Class MG, IF, 6.67%, 7/15/2034 (f)	121	124
Series 2990, Class GO, PO, 2/15/2035	100	86
Series 2929, Class MS, IF, 8.59%, 2/15/2035 (f)	121	124
Series 2968, Class EH, 6.00%, 4/15/2035	2,795	2,881
Series 2981, Class FA, 4.85%, 5/15/2035 (f)	135	134
Series 2988, Class AF, 4.75%, 6/15/2035 (f)	257	254
Series 2990, Class WP, IF, 5.56%, 6/15/2035 (f)	2	2
Series 3014, Class OD, PO, 8/15/2035	24	21
Series 3085, Class WF, 5.25%, 8/15/2035 (f)	151	151
Series 3029, Class SO, PO, 9/15/2035	72	66
Series 3064, Class SG, IF, 5.18%, 11/15/2035 (f)	96	101
Series 3101, Class UZ, 6.00%, 1/15/2036	355	374
Series 3102, Class HS, IF, 8.26%, 1/15/2036 (f)	11	12
Series 3117, Class AO, PO, 2/15/2036	116	106
Series 3117, Class EO, PO, 2/15/2036	78	68

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3117, Class OG, PO, 2/15/2036	37	33
Series 3117, Class OK, PO, 2/15/2036	72	62
Series 3122, Class OH, PO, 3/15/2036	72	62
Series 3122, Class OP, PO, 3/15/2036	66	61
Series 3134, PO, 3/15/2036	19	15
Series 3122, Class ZB, 6.00%, 3/15/2036	31	32
Series 3138, PO, 4/15/2036	110	95
Series 3147, PO, 4/15/2036	136	124
Series 3607, Class AO, PO, 4/15/2036	196	166
Series 3607, Class BO, PO, 4/15/2036	359	311
Series 3137, Class XP, 6.00%, 4/15/2036	266	280
Series 3219, Class DI, IO, 6.00%, 4/15/2036	187	32
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,949	2,050
Series 3149, Class SO, PO, 5/15/2036	65	51
Series 3151, PO, 5/15/2036	124	103
Series 3153, Class EO, PO, 5/15/2036	150	129
Series 3233, Class OP, PO, 5/15/2036	28	23
Series 3171, Class MO, PO, 6/15/2036	171	154
Series 3164, Class MG, 6.00%, 6/15/2036	46	48
Series 3523, Class SD, IF, 7.43%, 6/15/2036 (f)	76	76
Series 3179, Class OA, PO, 7/15/2036	74	63
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (f)	37	4
Series 3181, Class AZ, 6.50%, 7/15/2036	222	232
Series 3195, Class PD, 6.50%, 7/15/2036	154	159
Series 3200, PO, 8/15/2036	115	97
Series 3202, Class HI, IF, IO, 2.20%, 8/15/2036 (f)	1,484	133
Series 3200, Class AY, 5.50%, 8/15/2036	476	494
Series 3645, Class KZ, 5.50%, 8/15/2036	170	176
Series 3213, Class OA, PO, 9/15/2036	66	58
Series 3218, Class AO, PO, 9/15/2036	52	42
Series 3225, Class EO, PO, 10/15/2036	127	102
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (f)	223	17
Series 3704, Class DT, 7.50%, 11/15/2036	1,555	1,661
Series 3256, PO, 12/15/2036	68	57
Series 3704, Class CT, 7.00%, 12/15/2036	3,486	3,699
Series 3704, Class ET, 7.50%, 12/15/2036	1,376	1,505
Series 3261, Class OA, PO, 1/15/2037	70	58
Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (f)	115	10
Series 3274, Class JO, PO, 2/15/2037	21	18
Series 3510, Class OD, PO, 2/15/2037	158	137
Series 3275, Class FL, 4.89%, 2/15/2037 (f)	98	97
Series 3274, Class B, 6.00%, 2/15/2037	173	183
Series 3286, PO, 3/15/2037	6	6
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (f)	236	18
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	63	68
Series 3373, Class TO, PO, 4/15/2037	71	61
Series 3302, Class UT, 6.00%, 4/15/2037	188	198
Series 3316, PO, 5/15/2037	123	102

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	709	583
Series 3315, Class HZ, 6.00%, 5/15/2037	135	142
Series 3326, Class JO, PO, 6/15/2037	13	11
Series 3331, PO, 6/15/2037	69	59
Series 3607, Class OP, PO, 7/15/2037	676	568
Series 4032, Class TO, PO, 7/15/2037	958	800
Series 3344, Class SL, IF, IO, 2.15%, 7/15/2037 (f)	133	11
Series 4048, Class FJ, 4.85%, 7/15/2037 (f)	1,512	1,491
Series 3365, PO, 9/15/2037	104	87
Series 3371, Class FA, 5.05%, 9/15/2037 (f)	55	54
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (f)	896	69
Series 3383, Class SA, IF, IO, 2.00%, 11/15/2037 (f)	442	32
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (f)	980	83
Series 3422, Class SE, IF, 6.33%, 2/15/2038 (f)	45	48
Series 3423, Class PB, 5.50%, 3/15/2038	825	854
Series 3424, Class PI, IF, IO, 2.35%, 4/15/2038 (f)	486	49
Series 3453, Class B, 5.50%, 5/15/2038	73	74
Series 3455, Class SE, IF, IO, 1.75%, 6/15/2038 (f)	466	50
Series 3461, Class LZ, 6.00%, 6/15/2038	52	54
Series 3461, Class Z, 6.00%, 6/15/2038	1,064	1,112
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (f)	599	50
Series 3895, Class WA, 5.62%, 10/15/2038 (f)	243	250
Series 3501, Class CB, 5.50%, 1/15/2039	511	525
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (f)	271	20
Series 3546, Class A, 6.83%, 2/15/2039 (f)	184	186
Series 3531, Class SM, IF, IO, 1.65%, 5/15/2039 (f)	44	3
Series 3531, Class SA, IF, IO, 1.85%, 5/15/2039 (f)	374	31
Series 3549, Class FA, 5.65%, 7/15/2039 (f)	42	43
Series 3607, Class TO, PO, 10/15/2039	359	300
Series 3608, Class SC, IF, IO, 1.80%, 12/15/2039 (f)	237	19
Series 3621, Class BO, PO, 1/15/2040	320	275
Series 3802, Class LS, IF, IO, 2.05%, 1/15/2040 (f)	1,492	125
Series 3632, Class BS, IF, 2.68%, 2/15/2040 (f)	833	803
Series 3740, Class SB, IF, IO, 1.55%, 10/15/2040 (f)	713	59
Series 3740, Class SC, IF, IO, 1.55%, 10/15/2040 (f)	778	79
Series 3779, Class GZ, 4.50%, 12/15/2040	5,815	5,554
Series 3779, Class Z, 4.50%, 12/15/2040	15,623	15,170
Series 3860, Class PZ, 5.00%, 5/15/2041	9,057	9,068
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	526	500
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,396	1,394
Series 4048, Class FB, 4.85%, 10/15/2041 (f)	1,220	1,213
Series 3957, Class B, 4.00%, 11/15/2041	875	849
Series 3966, Class NA, 4.00%, 12/15/2041	817	793
Series 4012, Class FN, 4.95%, 3/15/2042 (f)	2,521	2,487
Series 4077, Class FB, 4.95%, 7/15/2042 (f)	1,139	1,119
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,601
Series 4257, Class DZ, 2.50%, 10/15/2043	6,539	5,578

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3688, Class GT, 7.49%, 11/15/2046 (f)	1,609	1,713
Series 4809, Class ZM, 4.00%, 7/15/2048	20,113	18,819
Series 4837, Class ZB, 4.00%, 10/15/2048	6,755	6,306
Series 5008, Class LB, 1.50%, 8/25/2050	19,630	15,146
Series 5190, Class PH, 2.50%, 2/25/2052	18,472	16,808
Series 5354, PO, 10/25/2053	7,168	5,372
FHLMC, STRIPS
Series 197, PO, 4/1/2028	72	68
Series 233, Class 11, IO, 5.00%, 9/15/2035	348	58
Series 233, Class 12, IO, 5.00%, 9/15/2035	295	42
Series 233, Class 13, IO, 5.00%, 9/15/2035	548	82
Series 239, Class S30, IF, IO, 3.25%, 8/15/2036 (f)	1,072	132
Series 262, Class 35, 3.50%, 7/15/2042	11,595	10,785
Series 264, Class F1, 5.00%, 7/15/2042 (f)	4,608	4,536
Series 270, Class F1, 4.95%, 8/15/2042 (f)	1,570	1,542
Series 299, Class 300, 3.00%, 1/15/2043	827	752
Series 310, PO, 9/15/2043	2,733	2,067
Series 406, PO, 10/25/2053	50,010	40,365
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.46%, 7/25/2032 (f)	270	245
Series T-48, Class 1A, 4.36%, 7/25/2033 (f)	774	740
Series T-76, Class 2A, 2.34%, 10/25/2037 (f)	4,762	4,263
Series T-42, Class A5, 7.50%, 2/25/2042	1,094	1,155
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	233	238
Series T-54, Class 2A, 6.50%, 2/25/2043	1,351	1,342
Series T-54, Class 3A, 7.00%, 2/25/2043	434	446
Series T-56, Class A5, 5.23%, 5/25/2043	2,829	2,669
Series T-57, Class 1AP, PO, 7/25/2043	89	71
Series T-57, Class 1A3, 7.50%, 7/25/2043	255	272
Series T-58, Class A, PO, 9/25/2043	95	65
Series T-58, Class 4A, 7.50%, 9/25/2043	1,411	1,453
Series T-59, Class 1AP, PO, 10/25/2043	106	52
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,303	1,353
Series T-62, Class 1A1, 5.70%, 10/25/2044 (f)	1,422	1,299
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	420	194
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (f)	4,577	353
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	800	832
Series 2003-W8, Class 3F1, 4.84%, 5/25/2042 (f)	107	106
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	226	227
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	391	406
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,308	1,293
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	455	464
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	495	505
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	111	115
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	93	95
Series 2004-W15, Class 2AF, 4.69%, 8/25/2044 (f)	347	344

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-W3, Class 2AF, 4.66%, 3/25/2045 (f)	2,883	2,857
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	143	146
Series 2006-W2, Class 2A, 5.34%, 11/25/2045 (f)	422	430
Series 2006-W2, Class 1AF1, 4.66%, 2/25/2046 (f)	1,253	1,238
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,735	83,040
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	211	210
Series 2001-T3, Class A1, 7.50%, 11/25/2040	372	379
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,409	4,525
Series 2002-T16, Class A2, 7.00%, 7/25/2042	525	549
Series 2004-T2, Class 2A, 5.28%, 7/25/2043 (f)	278	282
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	658	666
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	70	72
Series 2004-T3, Class PT1, 9.33%, 1/25/2044 (f)	95	100
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,325	1,350
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	551	568
FNMA, REMIC
Series 2005-67, Class EY, 5.50%, 8/25/2025	2	2
Series 2006-94, Class GK, IF, 11.07%, 10/25/2026 (f)	6	6
Series 1996-48, Class Z, 7.00%, 11/25/2026	2	2
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	6	6
Series 1997-32, Class PG, 6.50%, 4/25/2027	3	3
Series 1997-39, Class PD, 7.50%, 5/20/2027	20	20
Series 1997-42, Class ZC, 6.50%, 7/18/2027	—	—
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	7	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	11	11
Series 2008-55, Class S, IF, IO, 3.16%, 7/25/2028 (f)	218	7
Series 2009-11, Class NB, 5.00%, 3/25/2029	9	9
Series 1999-18, Class Z, 5.50%, 4/18/2029	2	2
Series 1999-17, Class C, 6.35%, 4/25/2029	7	7
Series 1999-62, Class PB, 7.50%, 12/18/2029	8	8
Series 2000-2, Class ZE, 7.50%, 2/25/2030	50	52
Series 2000-52, IO, 8.50%, 1/25/2031	5	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	5	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	1,905	1,862
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	75	8
Series 2001-30, Class PM, 7.00%, 7/25/2031	35	36
Series 2001-36, Class DE, 7.00%, 8/25/2031	80	82
Series 2001-49, Class Z, 6.50%, 9/25/2031	22	22
Series 2001-44, Class MY, 7.00%, 9/25/2031	102	106
Series 2001-44, Class PD, 7.00%, 9/25/2031	14	14
Series 2001-44, Class PU, 7.00%, 9/25/2031	16	17
Series 2001-60, Class QS, IF, 8.97%, 9/25/2031 (f)	47	53
Series 2001-52, Class KB, 6.50%, 10/25/2031	15	16
Series 2003-52, Class SX, IF, 9.64%, 10/25/2031 (f)	30	35
Series 2001-60, Class PX, 6.00%, 11/25/2031	124	128
Series 2004-74, Class SW, IF, 6.61%, 11/25/2031 (f)	43	46

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-61, Class Z, 7.00%, 11/25/2031	139	144
Series 2001-72, Class SX, IF, 7.13%, 12/25/2031 (f)	2	2
Series 2001-81, Class LO, PO, 1/25/2032	3	3
Series 2002-1, Class SA, IF, 10.77%, 2/25/2032 (f)	12	14
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	77	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	3
Series 2002-15, Class ZA, 6.00%, 4/25/2032	323	333
Series 2002-21, Class PE, 6.50%, 4/25/2032	56	58
Series 2002-28, Class PK, 6.50%, 5/25/2032	116	120
Series 2002-37, Class Z, 6.50%, 6/25/2032	53	55
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	147	10
Series 2002-48, Class GH, 6.50%, 8/25/2032	131	136
Series 2002-71, Class AP, 5.00%, 11/25/2032	19	19
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,022	1,058
Series 2004-61, Class SH, IF, 6.25%, 11/25/2032 (f)	16	16
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	42	44
Series 2004-59, Class BG, PO, 12/25/2032	27	24
Series 2002-78, Class Z, 5.50%, 12/25/2032	312	320
Series 2002-77, Class S, IF, 6.35%, 12/25/2032 (f)	22	22
Series 2003-9, Class NZ, 6.50%, 2/25/2033	61	64
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	20	—
Series 2003-22, Class UD, 4.00%, 4/25/2033	568	557
Series 2003-35, Class EA, PO, 5/25/2033	17	15
Series 2003-42, Class GB, 4.00%, 5/25/2033	48	47
Series 2003-34, Class AX, 6.00%, 5/25/2033	95	99
Series 2003-34, Class ED, 6.00%, 5/25/2033	390	404
Series 2003-34, Class GE, 6.00%, 5/25/2033	252	262
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	24	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	218	31
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	438	31
Series 2003-47, Class PE, 5.75%, 6/25/2033	170	175
Series 2003-64, Class SX, IF, 2.59%, 7/25/2033 (f)	58	56
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 1.51%, 8/25/2033 (f)	312	295
Series 2003-74, Class SH, IF, 2.18%, 8/25/2033 (f)	46	40
Series 2005-56, Class TP, IF, 4.84%, 8/25/2033 (f)	1	1
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	671	83
Series 2003-73, Class HC, 5.50%, 8/25/2033	263	271
Series 2003-91, Class SD, IF, 5.11%, 9/25/2033 (f)	39	40
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,543	4,360
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,922	1,978
Series 2003-116, Class SB, IF, IO, 3.16%, 11/25/2033 (f)	257	22
Series 2006-44, Class P, PO, 12/25/2033	259	224
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,621	1,685
Series 2003-130, Class SX, IF, 4.87%, 1/25/2034 (f)	3	3
Series 2004-87, Class F, 5.19%, 1/25/2034 (f)	344	346
Series 2004-46, Class EP, PO, 3/25/2034	51	50

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-28, Class PF, 4.84%, 3/25/2034 (f)	47	46
Series 2004-17, Class H, 5.50%, 4/25/2034	655	676
Series 2004-25, Class SA, IF, 7.32%, 4/25/2034 (f)	81	86
Series 2004-46, Class SK, IF, 4.30%, 5/25/2034 (f)	19	20
Series 2004-36, Class FA, 4.84%, 5/25/2034 (f)	527	524
Series 2004-46, Class QB, IF, 6.25%, 5/25/2034 (f)	49	52
Series 2004-36, Class SA, IF, 7.32%, 5/25/2034 (f)	225	248
Series 2004-51, Class SY, IF, 5.37%, 7/25/2034 (f)	37	38
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,228	1,267
Series 2005-25, Class PF, 4.79%, 4/25/2035 (f)	295	291
Series 2005-42, Class PS, IF, 5.91%, 5/25/2035 (f)	6	6
Series 2005-59, Class SU, IF, 3.32%, 6/25/2035 (f)	90	93
Series 2005-56, Class S, IF, IO, 2.27%, 7/25/2035 (f)	188	15
Series 2005-66, Class SG, IF, 6.28%, 7/25/2035 (f)	89	94
Series 2005-68, Class PG, 5.50%, 8/25/2035	208	208
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,212	2,291
Series 2005-73, Class PS, IF, 5.61%, 8/25/2035 (f)	75	76
Series 2005-72, Class SB, IF, 5.78%, 8/25/2035 (f)	44	45
Series 2005-75, Class SV, IF, 6.45%, 9/25/2035 (f)	13	14
Series 2010-39, Class OT, PO, 10/25/2035	61	52
Series 2005-84, Class XM, 5.75%, 10/25/2035	137	140
Series 2005-90, Class ES, IF, 5.78%, 10/25/2035 (f)	78	81
Series 2005-106, Class US, IF, 8.30%, 11/25/2035 (f)	232	244
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,458	1,513
Series 2005-109, Class PC, 6.00%, 12/25/2035	18	18
Series 2006-16, Class OA, PO, 3/25/2036	41	36
Series 2006-8, Class WQ, PO, 3/25/2036	557	458
Series 2006-8, Class WN, IF, IO, 2.26%, 3/25/2036 (f)	2,044	187
Series 2006-12, Class BZ, 5.50%, 3/25/2036	570	589
Series 2006-16, Class HZ, 5.50%, 3/25/2036	137	142
Series 2006-8, Class JZ, 5.50%, 3/25/2036	705	727
Series 2006-11, Class PS, IF, 8.30%, 3/25/2036 (f)	57	66
Series 2006-22, Class AO, PO, 4/25/2036	156	137
Series 2006-23, Class KO, PO, 4/25/2036	39	35
Series 2006-27, Class OH, PO, 4/25/2036	67	58
Series 2006-23, Class FK, 4.69%, 4/25/2036 (f)	341	336
Series 2006-33, Class LS, IF, 10.19%, 5/25/2036 (f)	50	60
Series 2006-43, PO, 6/25/2036	48	43
Series 2006-43, Class DO, PO, 6/25/2036	145	125
Series 2006-44, Class GO, PO, 6/25/2036	93	81
Series 2006-50, Class JO, PO, 6/25/2036	306	262
Series 2006-50, Class PS, PO, 6/25/2036	394	351
Series 2006-53, Class US, IF, IO, 2.14%, 6/25/2036 (f)	377	29
Series 2006-46, Class FW, 4.84%, 6/25/2036 (f)	95	94
Series 2006-46, Class SW, IF, 7.93%, 6/25/2036 (f)	15	17
Series 2006-58, PO, 7/25/2036	57	49
Series 2006-58, Class AP, PO, 7/25/2036	32	26
Series 2006-65, Class QO, PO, 7/25/2036	106	90

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-58, Class IG, IF, IO, 2.08%, 7/25/2036 (f)	118	8
Series 2006-56, Class FC, 4.73%, 7/25/2036 (f)	783	777
Series 2006-58, Class FL, 4.90%, 7/25/2036 (f)	92	91
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,208	1,268
Series 2006-63, Class ZH, 6.50%, 7/25/2036	569	604
Series 2011-19, Class ZY, 6.50%, 7/25/2036	753	801
Series 2006-60, Class AK, IF, 11.05%, 7/25/2036 (f)	58	64
Series 2006-62, Class PS, IF, 13.28%, 7/25/2036 (f)	40	55
Series 2006-72, Class GO, PO, 8/25/2036	174	151
Series 2006-72, Class TO, PO, 8/25/2036	32	26
Series 2006-79, Class DO, PO, 8/25/2036	74	62
Series 2006-79, Class OP, PO, 8/25/2036	114	93
Series 2007-7, Class SG, IF, IO, 2.06%, 8/25/2036 (f)	810	89
Series 2006-79, Class DF, 4.79%, 8/25/2036 (f)	312	309
Series 2006-77, Class PC, 6.50%, 8/25/2036	183	188
Series 2006-78, Class BZ, 6.50%, 8/25/2036	74	78
Series 2006-86, Class OB, PO, 9/25/2036	114	96
Series 2006-90, Class AO, PO, 9/25/2036	58	52
Series 2008-42, Class AO, PO, 9/25/2036	48	41
Series 2006-85, Class MZ, 6.50%, 9/25/2036	25	26
Series 2009-19, Class PW, 4.50%, 10/25/2036	488	486
Series 2006-95, Class SG, IF, 8.45%, 10/25/2036 (f)	58	70
Series 2006-109, PO, 11/25/2036	34	29
Series 2006-110, PO, 11/25/2036	161	138
Series 2006-111, Class EO, PO, 11/25/2036	90	72
Series 2006-115, Class OK, PO, 12/25/2036	89	71
Series 2006-119, PO, 12/25/2036	48	42
Series 2006-117, Class GS, IF, IO, 2.21%, 12/25/2036 (f)	399	37
Series 2006-118, Class A1, 4.53%, 12/25/2036 (f)	190	185
Series 2006-118, Class A2, 4.53%, 12/25/2036 (f)	811	796
Series 2006-115, Class ES, IF, 8.81%, 12/25/2036 (f)	7	8
Series 2006-128, PO, 1/25/2037	101	86
Series 2009-70, Class CO, PO, 1/25/2037	302	251
Series 2006-128, Class BP, 5.50%, 1/25/2037	18	18
Series 2007-10, Class FD, 4.69%, 2/25/2037 (f)	117	116
Series 2007-1, Class SD, IF, 12.38%, 2/25/2037 (f)	73	118
Series 2007-14, Class OP, PO, 3/25/2037	81	70
Series 2007-22, Class SC, IF, IO, 1.64%, 3/25/2037 (f)	14	—
Series 2007-14, Class ES, IF, IO, 2.00%, 3/25/2037 (f)	644	64
Series 2007-77, Class FG, 4.94%, 3/25/2037 (f)	180	178
Series 2009-63, Class P, 5.00%, 3/25/2037	10	10
Series 2007-16, Class FC, 5.19%, 3/25/2037 (f)	119	119
Series 2007-18, Class MZ, 6.00%, 3/25/2037	212	222
Series 2007-28, Class EO, PO, 4/25/2037	231	196
Series 2007-35, Class SI, IF, IO, 1.66%, 4/25/2037 (f)	234	11
Series 2007-29, Class SG, IF, 7.88%, 4/25/2037 (f)	137	157
Series 2007-42, Class AO, PO, 5/25/2037	9	8
Series 2007-43, Class FL, 4.74%, 5/25/2037 (f)	143	141

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-42, Class B, 6.00%, 5/25/2037	390	402
Series 2007-92, Class YS, IF, IO, 1.34%, 6/25/2037 (f)	119	9
Series 2007-53, Class SH, IF, IO, 1.66%, 6/25/2037 (f)	493	37
Series 2007-54, Class WI, IF, IO, 1.66%, 6/25/2037 (f)	132	11
Series 2007-98, Class FB, 4.89%, 6/25/2037 (f)	69	69
Series 2007-92, Class YA, 6.50%, 6/25/2037	71	75
Series 2007-67, PO, 7/25/2037	181	159
Series 2007-72, Class EK, IF, IO, 1.96%, 7/25/2037 (f)	1,274	129
Series 2007-65, Class KI, IF, IO, 2.18%, 7/25/2037 (f)	453	44
Series 2007-60, Class AX, IF, IO, 2.71%, 7/25/2037 (f)	1,869	244
Series 2007-97, Class FC, 4.94%, 7/25/2037 (f)	114	113
Series 2007-62, Class SE, IF, 5.41%, 7/25/2037 (f)	98	102
Series 2007-70, Class Z, 5.50%, 7/25/2037	447	465
Series 2007-76, Class AZ, 5.50%, 8/25/2037	52	52
Series 2007-76, Class ZG, 6.00%, 8/25/2037	130	132
Series 2007-78, Class CB, 6.00%, 8/25/2037	51	53
Series 2007-78, Class PE, 6.00%, 8/25/2037	99	103
Series 2007-81, Class GE, 6.00%, 8/25/2037	193	202
Series 2007-79, Class SB, IF, 7.75%, 8/25/2037 (f)	143	164
Series 2007-88, Class VI, IF, IO, 2.10%, 9/25/2037 (f)	633	50
Series 2007-85, Class SL, IF, 5.06%, 9/25/2037 (f)	35	37
Series 2009-86, Class OT, PO, 10/25/2037	1,612	1,356
Series 2007-100, Class SM, IF, IO, 2.01%, 10/25/2037 (f)	451	41
Series 2007-91, Class ES, IF, IO, 2.02%, 10/25/2037 (f)	686	68
Series 2007-108, Class SA, IF, IO, 1.92%, 12/25/2037 (f)	25	2
Series 2007-109, Class AI, IF, IO, 1.96%, 12/25/2037 (f)	595	44
Series 2007-112, Class SA, IF, IO, 2.01%, 12/25/2037 (f)	660	77
Series 2007-112, Class MJ, 6.50%, 12/25/2037	456	475
Series 2007-116, Class HI, IO, 1.23%, 1/25/2038 (f)	1,023	56
Series 2008-1, Class BI, IF, IO, 1.47%, 2/25/2038 (f)	507	38
Series 2008-4, Class SD, IF, IO, 1.56%, 2/25/2038 (f)	1,395	123
Series 2008-16, Class IS, IF, IO, 1.76%, 3/25/2038 (f)	186	13
Series 2008-10, Class XI, IF, IO, 1.79%, 3/25/2038 (f)	207	18
Series 2008-20, Class SA, IF, IO, 2.55%, 3/25/2038 (f)	236	22
Series 2008-18, Class SP, IF, 5.13%, 3/25/2038 (f)	93	88
Series 2008-18, Class FA, 5.34%, 3/25/2038 (f)	120	120
Series 2008-32, Class SA, IF, IO, 2.41%, 4/25/2038 (f)	106	9
Series 2008-27, Class SN, IF, IO, 2.46%, 4/25/2038 (f)	226	23
Series 2008-28, Class QS, IF, 7.39%, 4/25/2038 (f)	82	91
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-46, Class HI, IO, 1.63%, 6/25/2038 (f)	199	12
Series 2008-53, Class CI, IF, IO, 2.76%, 7/25/2038 (f)	113	11
Series 2008-56, Class AC, 5.00%, 7/25/2038	111	110
Series 2008-60, Class JC, 5.00%, 7/25/2038	150	152
Series 2011-47, Class ZA, 5.50%, 7/25/2038	537	545
Series 2008-80, Class SA, IF, IO, 1.41%, 9/25/2038 (f)	474	37
Series 2008-81, Class SB, IF, IO, 1.41%, 9/25/2038 (f)	577	35
Series 2009-6, Class GS, IF, IO, 2.11%, 2/25/2039 (f)	320	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-4, Class BD, 4.50%, 2/25/2039	5	5
Series 2009-17, Class QS, IF, IO, 2.21%, 3/25/2039 (f)	111	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	231	36
Series 2009-47, Class MT, 7.00%, 7/25/2039	6	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	919	931
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,175	1,238
Series 2009-65, Class MT, 5.00%, 9/25/2039	173	176
Series 2009-69, Class WA, 5.97%, 9/25/2039 (f)	286	289
Series 2009-84, Class WS, IF, IO, 1.46%, 10/25/2039 (f)	149	11
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	595	102
Series 2009-99, Class SC, IF, IO, 1.74%, 12/25/2039 (f)	186	13
Series 2009-99, Class WA, 6.32%, 12/25/2039 (f)	646	658
Series 2009-103, Class MB, 6.98%, 12/25/2039 (f)	477	479
Series 2009-113, Class AO, PO, 1/25/2040	134	110
Series 2009-112, Class ST, IF, IO, 1.81%, 1/25/2040 (f)	401	39
Series 2010-1, Class WA, 6.31%, 2/25/2040 (f)	133	135
Series 2010-49, Class SC, IF, 3.79%, 3/25/2040 (f)	609	580
Series 2010-16, Class WB, 6.13%, 3/25/2040 (f)	606	615
Series 2010-16, Class WA, 6.44%, 3/25/2040 (f)	454	462
Series 2010-35, Class SB, IF, IO, 1.98%, 4/25/2040 (f)	261	16
Series 2010-35, Class SJ, IF, 2.88%, 4/25/2040 (f)	361	370
Series 2010-40, Class FJ, 5.04%, 4/25/2040 (f)	37	37
Series 2010-42, Class S, IF, IO, 1.96%, 5/25/2040 (f)	162	13
Series 2010-43, Class FD, 5.04%, 5/25/2040 (f)	170	168
Series 2010-63, Class AP, PO, 6/25/2040	216	186
Series 2010-64, Class DM, 5.00%, 6/25/2040	907	912
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,075	2,123
Series 2010-71, Class HJ, 5.50%, 7/25/2040	813	842
Series 2010-102, Class PN, 5.00%, 9/25/2040	651	660
Series 2010-111, Class AM, 5.50%, 10/25/2040	2,892	2,997
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (f)	1,110	40
Series 2010-147, Class SA, IF, IO, 2.09%, 1/25/2041 (f)	2,158	258
Series 2011-30, Class LS, IO, 1.97%, 4/25/2041 (f)	1,321	85
Series 2011-149, Class EF, 4.94%, 7/25/2041 (f)	79	79
Series 2011-75, Class FA, 4.99%, 8/25/2041 (f)	174	174
Series 2011-149, Class MF, 4.94%, 11/25/2041 (f)	388	387
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,363	2,500
Series 2011-118, Class MT, 7.00%, 11/25/2041	2,919	3,068
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,573	2,724
Series 2012-99, Class FA, 4.89%, 9/25/2042 (f)	796	779
Series 2012-101, Class FC, 4.94%, 9/25/2042 (f)	480	472
Series 2012-97, Class FB, 4.94%, 9/25/2042 (f)	1,576	1,549
Series 2012-108, Class F, 4.94%, 10/25/2042 (f)	1,255	1,233
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,657	4,351
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,289	1,267
Series 2013-4, Class AJ, 3.50%, 2/25/2043	886	833
Series 2013-92, PO, 9/25/2043	3,409	2,542
Series 2013-101, Class DO, PO, 10/25/2043	3,024	2,168

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-128, PO, 12/25/2043	5,228	3,785
Series 2013-135, PO, 1/25/2044	1,816	1,345
Series 2014-29, Class PS, IF, IO, 1.61%, 5/25/2044 (f)	1,716	178
Series 2018-42, Class B, 3.00%, 6/25/2048	30,228	26,610
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,108	1,016
Series 2018-94, Class DZ, 4.00%, 1/25/2049	9,633	8,998
Series 2010-103, Class SB, IF, IO, 1.66%, 11/25/2049 (f)	320	27
Series 2020-90, Class PE, 2.00%, 12/25/2050	10,688	8,473
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	234	242
Series 2011-58, Class WA, 5.51%, 7/25/2051 (f)	155	151
Series 2023-40, PO, 9/25/2053	15,414	12,475
Series 2025-18, Class MA, 0.50%, 9/25/2054	176,839	143,532
Series 2025-31, Class MA, 0.50%, 9/25/2054	11,148	9,165
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,418	1,428
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	97	97
Series 2007-W5, PO, 6/25/2037	82	66
Series 2007-W7, Class 1A4, IF, 12.37%, 7/25/2037 (f)	55	72
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	8,517	8,473
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (f)	58	58
Series 2003-W1, Class 1A1, 4.75%, 12/25/2042 (f)	413	411
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (f)	117	116
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	344	355
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	579	597
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	304	313
Series 2007-W10, Class 2A, 6.23%, 8/25/2047 (f)	37	38
Series 2009-W1, Class A, 6.00%, 12/25/2049	921	949
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (f)	1,412	1,423
Series 2007-54, Class FA, 4.84%, 6/25/2037 (f)	715	706
Series 2007-64, Class FB, 4.81%, 7/25/2037 (f)	214	212
Series 2007-106, Class A7, 6.01%, 10/25/2037 (f)	156	156
Series 2002-90, Class A1, 6.50%, 6/25/2042	237	242
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	21	19
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	31	4
Series 365, Class 8, IO, 5.50%, 5/25/2036	129	24
Series 374, Class 5, IO, 5.50%, 8/25/2036	85	14
Series 393, Class 6, IO, 5.50%, 4/25/2037	35	3
Series 383, Class 33, IO, 6.00%, 1/25/2038	89	16
Series 412, Class F2, 4.94%, 8/25/2042 (f)	1,663	1,616
Series 411, Class F1, 4.99%, 8/25/2042 (f)	3,577	3,523
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.70%, 11/25/2046 (f)	2,218	2,200
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.61%, 6/19/2035 (f)	158	154
GNMA
Series 2001-35, Class SA, IF, IO, 3.81%, 8/16/2031 (f)	34	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	193	192
Series 2003-58, Class BE, 6.50%, 1/20/2033	261	261

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-12, Class SP, IF, IO, 3.26%, 2/20/2033 (f)	62	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	557	556
Series 2003-46, Class MG, 6.50%, 5/20/2033	199	198
Series 2003-52, Class AP, PO, 6/16/2033	99	87
Series 2003-75, Class ZX, 6.00%, 9/16/2033	309	310
Series 2010-41, Class WA, 5.81%, 10/20/2033 (f)	334	340
Series 2003-97, Class SA, IF, IO, 2.11%, 11/16/2033 (f)	110	—
Series 2003-112, Class SA, IF, IO, 2.11%, 12/16/2033 (f)	221	1
Series 2004-28, Class S, IF, 7.44%, 4/16/2034 (f)	100	110
Series 2005-7, Class JM, IF, 6.95%, 5/18/2034 (f)	2	2
Series 2004-46, PO, 6/20/2034	188	161
Series 2004-49, Class Z, 6.00%, 6/20/2034	771	780
Series 2010-103, Class WA, 5.66%, 8/20/2034 (f)	186	189
Series 2004-73, Class JL, IF, IO, 2.11%, 9/16/2034 (f)	811	69
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	81	82
Series 2004-71, Class SB, IF, 7.67%, 9/20/2034 (f)	81	90
Series 2004-89, Class LS, IF, 8.09%, 10/16/2034 (f)	56	59
Series 2004-90, Class SI, IF, IO, 1.66%, 10/20/2034 (f)	1,111	59
Series 2004-96, Class SC, IF, IO, 1.64%, 11/20/2034 (f)	684	3
Series 2005-3, Class SK, IF, IO, 2.31%, 1/20/2035 (f)	730	46
Series 2005-68, Class DP, IF, 5.73%, 6/17/2035 (f)	158	170
Series 2008-79, Class CS, IF, 2.36%, 6/20/2035 (f)	381	378
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	76	8
Series 2005-66, Class SP, IF, 6.02%, 8/16/2035 (f)	47	50
Series 2010-14, Class CO, PO, 8/20/2035	439	371
Series 2005-65, Class SA, IF, 5.91%, 8/20/2035 (f)	27	28
Series 2005-68, Class KI, IF, IO, 1.86%, 9/20/2035 (f)	1,574	140
Series 2005-72, Class AZ, 5.50%, 9/20/2035	297	301
Series 2005-82, PO, 10/20/2035	105	87
Series 2010-14, Class BO, PO, 11/20/2035	157	131
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	155	14
Series 2006-16, Class OP, PO, 3/20/2036	133	110
Series 2006-22, Class AO, PO, 5/20/2036	191	157
Series 2006-34, PO, 7/20/2036	25	21
Series 2006-33, Class Z, 6.50%, 7/20/2036	856	879
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,048	1,045
Series 2006-59, Class SD, IF, IO, 2.26%, 10/20/2036 (f)	274	17
Series 2006-57, Class PZ, 5.56%, 10/20/2036	464	463
Series 2011-22, Class WA, 5.79%, 2/20/2037 (f)	139	142
Series 2007-9, Class CI, IF, IO, 1.76%, 3/20/2037 (f)	500	32
Series 2007-17, Class JO, PO, 4/16/2037	260	212
Series 2007-17, Class JI, IF, IO, 2.37%, 4/16/2037 (f)	670	53
Series 2007-19, Class SD, IF, IO, 1.76%, 4/20/2037 (f)	245	5
Series 2010-129, Class AW, 5.84%, 4/20/2037 (f)	244	251
Series 2007-25, Class FN, 4.74%, 5/16/2037 (f)	227	224
Series 2007-28, Class BO, PO, 5/20/2037	38	31
Series 2007-26, Class SC, IF, IO, 1.76%, 5/20/2037 (f)	456	14
Series 2007-27, Class SD, IF, IO, 1.76%, 5/20/2037 (f)	497	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-35, PO, 6/16/2037	705	573
Series 2007-36, Class HO, PO, 6/16/2037	63	50
Series 2007-36, Class SE, IF, IO, 2.03%, 6/16/2037 (f)	269	5
Series 2007-36, Class SJ, IF, IO, 1.81%, 6/20/2037 (f)	374	6
Series 2007-45, Class QA, IF, IO, 2.20%, 7/20/2037 (f)	573	36
Series 2007-40, Class SN, IF, IO, 2.24%, 7/20/2037 (f)	546	20
Series 2007-40, Class SD, IF, IO, 2.31%, 7/20/2037 (f)	401	18
Series 2007-53, Class ES, IF, IO, 2.11%, 9/20/2037 (f)	442	18
Series 2007-53, Class SW, IF, 6.89%, 9/20/2037 (f)	96	104
Series 2008-7, Class SP, IF, 4.52%, 10/20/2037 (f)	69	69
Series 2009-79, Class OK, PO, 11/16/2037	695	576
Series 2007-74, Class SL, IF, IO, 2.10%, 11/16/2037 (f)	512	2
Series 2007-73, Class MI, IF, IO, 1.56%, 11/20/2037 (f)	472	4
Series 2007-76, Class SB, IF, IO, 2.06%, 11/20/2037 (f)	918	10
Series 2007-67, Class SI, IF, IO, 2.07%, 11/20/2037 (f)	495	6
Series 2007-72, Class US, IF, IO, 2.11%, 11/20/2037 (f)	416	2
Series 2008-7, Class SK, IF, 6.63%, 11/20/2037 (f)	48	49
Series 2007-79, Class SY, IF, IO, 2.11%, 12/20/2037 (f)	606	6
Series 2008-1, PO, 1/20/2038	27	22
Series 2015-137, Class WA, 5.55%, 1/20/2038 (f)	1,446	1,485
Series 2009-106, Class ST, IF, IO, 1.56%, 2/20/2038 (f)	3,653	115
Series 2008-17, IO, 5.50%, 2/20/2038	91	—
Series 2008-33, Class XS, IF, IO, 3.26%, 4/16/2038 (f)	272	17
Series 2008-36, Class SH, IF, IO, 1.86%, 4/20/2038 (f)	616	3
Series 2008-40, Class SA, IF, IO, 1.96%, 5/16/2038 (f)	1,610	79
Series 2008-55, Class SA, IF, IO, 1.76%, 6/20/2038 (f)	152	4
Series 2008-50, Class KB, 6.00%, 6/20/2038	309	317
Series 2008-60, Class CS, IF, IO, 1.71%, 7/20/2038 (f)	521	11
Series 2008-69, Class QD, 5.75%, 7/20/2038	13	13
Series 2008-71, Class SC, IF, IO, 1.56%, 8/20/2038 (f)	176	1
Series 2012-59, Class WA, 5.57%, 8/20/2038 (f)	736	754
Series 2008-76, Class US, IF, IO, 1.46%, 9/20/2038 (f)	643	20
Series 2008-81, Class S, IF, IO, 1.76%, 9/20/2038 (f)	1,327	12
Series 2009-25, Class SE, IF, IO, 3.16%, 9/20/2038 (f)	275	10
Series 2011-97, Class WA, 6.09%, 11/20/2038 (f)	338	344
Series 2008-93, Class AS, IF, IO, 1.26%, 12/20/2038 (f)	715	39
Series 2008-96, Class SL, IF, IO, 1.56%, 12/20/2038 (f)	380	9
Series 2008-95, Class DS, IF, IO, 2.86%, 12/20/2038 (f)	1,145	19
Series 2011-163, Class WA, 5.85%, 12/20/2038 (f)	1,575	1,624
Series 2014-6, Class W, 5.30%, 1/20/2039 (f)	1,228	1,261
Series 2009-6, Class SA, IF, IO, 1.66%, 2/16/2039 (f)	275	1
Series 2009-11, Class SC, IF, IO, 1.71%, 2/16/2039 (f)	344	9
Series 2009-10, Class SA, IF, IO, 1.51%, 2/20/2039 (f)	495	31
Series 2009-6, Class SH, IF, IO, 1.60%, 2/20/2039 (f)	303	1
Series 2009-31, Class TS, IF, IO, 1.86%, 3/20/2039 (f)	181	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	172	11
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	384	30
Series 2009-22, Class SA, IF, IO, 1.83%, 4/20/2039 (f)	752	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-35, Class ZB, 5.50%, 5/16/2039	6,880	7,062
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	105	8
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	144	11
Series 2009-43, Class SA, IF, IO, 1.51%, 6/20/2039 (f)	480	20
Series 2009-42, Class SC, IF, IO, 1.64%, 6/20/2039 (f)	667	51
Series 2009-64, Class SN, IF, IO, 1.66%, 7/16/2039 (f)	533	27
Series 2009-72, Class SM, IF, IO, 1.81%, 8/16/2039 (f)	700	52
Series 2009-81, Class SB, IF, IO, 1.65%, 9/20/2039 (f)	1,312	110
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,626	2,726
Series 2009-106, Class AS, IF, IO, 1.96%, 11/16/2039 (f)	1,121	102
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,643
Series 2015-91, Class W, 5.27%, 5/20/2040 (f)	1,496	1,534
Series 2013-75, Class WA, 5.09%, 6/20/2040 (f)	376	383
Series 2011-137, Class WA, 5.59%, 7/20/2040 (f)	743	762
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,229	1,305
Series 2010-157, Class OP, PO, 12/20/2040	1,536	1,303
Series 2011-75, Class SM, IF, IO, 2.16%, 5/20/2041 (f)	850	53
Series 2013-26, Class AK, 4.69%, 9/20/2041 (f)	935	937
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	1,002	1,002
Series 2012-141, Class WA, 4.52%, 11/16/2041 (f)	1,295	1,273
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,328
Series 2012-141, Class WC, 3.73%, 1/20/2042 (f)	1,123	1,059
Series 2012-141, Class WB, 4.03%, 9/16/2042 (f)	716	678
Series 2014-41, Class W, 4.63%, 10/20/2042 (f)	1,061	1,059
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	743	754
Series 2013-91, Class WA, 4.42%, 4/20/2043 (f)	1,014	969
Series 2019-78, Class SW, IF, IO, 1.66%, 6/20/2049 (f)	6,036	483
Series 2020-123, Class LB, 1.00%, 8/20/2050	10,534	8,653
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (f)	40,990	784
Series 2022-9, Class P, 2.00%, 9/20/2051	21,332	18,690
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,871	12,371
Series 2022-114, Class BS, IF, 5.84%, 6/20/2052 (f)	13,926	14,592
Series 2022-133, Class ES, IF, 5.47%, 7/20/2052 (f)	8,956	8,960
Series 2022-121, Class S, IF, 5.64%, 7/20/2052 (f)	11,449	11,829
Series 2012-H24, Class FA, 4.88%, 3/20/2060 (f)	161	161
Series 2012-H24, Class FG, 4.86%, 4/20/2060 (f)	16	16
Series 2013-H03, Class FA, 4.73%, 8/20/2060 (f)	—	—
Series 2011-H05, Class FB, 4.93%, 12/20/2060 (f)	356	357
Series 2011-H06, Class FA, 4.88%, 2/20/2061 (f)	416	417
Series 2012-H21, Class CF, 5.13%, 5/20/2061 (f)	73	73
Series 2011-H19, Class FA, 4.90%, 8/20/2061 (f)	267	268
Series 2012-H26, Class JA, 4.98%, 10/20/2061 (f)	1	1
Series 2012-H10, Class FA, 4.98%, 12/20/2061 (f)	2,100	2,110
Series 2012-H08, Class FB, 5.03%, 3/20/2062 (f)	584	586
Series 2013-H07, Class MA, 4.98%, 4/20/2062 (f)	—	—
Series 2012-H08, Class FS, 5.13%, 4/20/2062 (f)	1,516	1,528
Series 2012-H15, Class FA, 4.88%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.98%, 7/20/2062 (f)	39	38

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H18, Class NA, 4.95%, 8/20/2062 (f)	174	174
Series 2012-H28, Class FA, 5.01%, 9/20/2062 (f)	36	36
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (f)	23	23
Series 2012-H29, Class FA, 4.95%, 10/20/2062 (f)	1,243	1,248
Series 2013-H02, Class HF, 4.73%, 11/20/2062 (f)	1	1
Series 2023-48, Class W, 3.99%, 12/20/2062 (f)	10,049	9,150
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.75%, 1/20/2063 (f)	867	868
Series 2013-H04, Class SA, 4.85%, 2/20/2063 (f)	521	523
Series 2013-H08, Class FC, 4.88%, 2/20/2063 (f)	605	604
Series 2013-H07, Class HA, 4.84%, 3/20/2063 (f)	906	908
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
Series 2013-H14, Class FG, 4.90%, 5/20/2063 (f)	190	190
Series 2013-H14, Class FC, 4.90%, 6/20/2063 (f)	151	151
Series 2014-H01, Class FD, 5.08%, 1/20/2064 (f)	965	971
Series 2014-H05, Class FA, 5.12%, 2/20/2064 (f)	3,663	3,681
Series 2014-H06, Class HB, 5.08%, 3/20/2064 (f)	434	436
Series 2024-57, Class PT, 4.50%, 4/20/2064	10,687	10,306
Series 2014-H09, Class TA, 5.03%, 4/20/2064 (f)	662	666
Series 2014-H10, Class TA, 5.03%, 4/20/2064 (f)	6,856	6,890
Series 2014-H11, Class VA, 4.93%, 6/20/2064 (f)	7,675	7,702
Series 2014-H15, Class FA, 4.93%, 7/20/2064 (f)	7,597	7,621
Series 2014-H17, Class FC, 4.93%, 7/20/2064 (f)	4,538	4,554
Series 2014-H19, Class FE, 4.90%, 9/20/2064 (f)	5,733	5,748
Series 2014-H20, Class LF, 5.03%, 10/20/2064 (f)	3,350	3,350
Series 2015-H02, Class FB, 4.93%, 12/20/2064 (f)	1,546	1,549
Series 2015-H03, Class FA, 4.93%, 12/20/2064 (f)	804	807
Series 2015-H05, Class FC, 4.91%, 2/20/2065 (f)	10,175	10,204
Series 2015-H06, Class FA, 4.91%, 2/20/2065 (f)	3,651	3,663
Series 2015-H07, Class ES, 4.91%, 2/20/2065 (f)	1,718	1,723
Series 2015-H08, Class FC, 4.91%, 3/20/2065 (f)	10,819	10,849
Series 2015-H10, Class FC, 4.91%, 4/20/2065 (f)	—	—
Series 2015-H12, Class FA, 4.91%, 5/20/2065 (f)	5,513	5,528
Series 2015-H15, Class FD, 4.87%, 6/20/2065 (f)	2,595	2,602
Series 2015-H15, Class FJ, 4.87%, 6/20/2065 (f)	4,101	4,110
Series 2015-H18, Class FA, 4.88%, 6/20/2065 (f)	2,319	2,325
Series 2015-H16, Class FG, 4.87%, 7/20/2065 (f)	6,003	6,017
Series 2015-H16, Class FL, 4.87%, 7/20/2065 (f)	6,867	6,882
Series 2015-H20, Class FA, 4.90%, 8/20/2065 (f)	5,262	5,277
Series 2015-H26, Class FG, 4.95%, 10/20/2065 (f)	1,575	1,581
Series 2015-H32, Class FH, 5.09%, 12/20/2065 (f)	3,204	3,219
Series 2016-H07, Class FB, 5.18%, 3/20/2066 (f)	3,505	3,527
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (f)	7,203	7,262
Series 2016-H26, Class FC, 5.43%, 12/20/2066 (f)	4,854	4,882
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (f)	25,120	1,092
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (f)	23,617	640
Series 2018-H09, Class FE, 6.03%, 6/20/2068 (f)	1,766	1,777
Series 2019-H20, Class ID, IO, 1.24%, 12/20/2069 (f)	17,280	1,017

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H02, Class MI, IO, 1.34%, 1/20/2070 (f)	37,993	2,191
Series 2020-H05, IO, 1.35%, 3/20/2070 (f)	34,382	1,973
Series 2020-H09, IO, 1.50%, 5/20/2070 (f)	42,097	2,083
Series 2020-H09, Class CI, IO, 1.89%, 5/20/2070 (f)	36,974	2,507
Series 2020-H09, Class IC, IO, 2.12%, 5/20/2070 (f)	40,913	2,351
Series 2020-H11, IO, 2.09%, 6/20/2070 (f)	22,800	1,209
Series 2020-H12, Class IJ, IO, 2.28%, 7/20/2070 (f)	32,907	1,844
Series 2020-H12, Class HI, IO, 2.78%, 7/20/2070 (f)	28,213	2,262
Series 2020-H15, IO, 2.30%, 8/20/2070 (f)	41,425	2,526
Series 2021-H14, Class BF, 5.73%, 9/20/2071 (f)	8,070	8,234
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	832	803
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (f)	35,347	33,037
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (b) (e)	20,603	19,932
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.84%, 6/25/2034 (b) (f)	241	216
Series 2005-RP2, Class 1AF, 4.79%, 3/25/2035 (b) (f)	421	395
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (f)	2,214	24
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (b) (f)	3,003	2,579
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	26	26
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	159	160
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	137	142
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	81
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (f)	64	62
Series 2005-AR6, Class 3A1, 4.57%, 9/25/2035 (f)	20	18
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	322	319
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	39	156
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,419	598
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 7.82%, 10/25/2034 (b) (f)	2,217	2,222
Impac CMB Trust Series 2005-4, Class 2A1, 5.04%, 5/25/2035 (f)	349	334
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	262	199
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.14%, 5/25/2036 (f)	379	348
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.11%, 11/25/2033 (f)	301	298
Series 2004-A3, Class 4A1, 7.46%, 7/25/2034 (f)	11	11
Series 2006-A3, Class 6A1, 5.20%, 8/25/2034 (f)	97	95
Series 2006-A2, Class 4A1, 7.21%, 8/25/2034 (f)	1,021	1,037
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (f)	44	42
Series 2005-A1, Class 3A4, 5.65%, 2/25/2035 (f)	125	119
Series 2007-A1, Class 5A1, 6.38%, 7/25/2035 (f)	98	100
Series 2007-A1, Class 5A2, 6.38%, 7/25/2035 (f)	39	40
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (b) (e)	16,614	16,612
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (f)	298	185
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	24	22
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	465
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (e)	41,700	41,454

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (f)	308	304
Series 2004-3, Class 4A2, 4.30%, 4/25/2034 (f)	104	93
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (f)	51	50
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	64	60
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	759	772
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	112	115
Series 2004-6, Class 30, PO, 7/25/2034	112	88
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	74	74
Series 2004-7, Class 30, PO, 8/25/2034	67	47
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	58	51
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	4
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	50	48
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	125	121
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	63	54
Series 2004-1, Class 30, PO, 2/25/2034	8	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (b) (f)	4,946	2,421
Series 2006-2, Class 1A1, 4.20%, 5/25/2036 (b) (f)	501	405
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	63	48
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.06%, 10/25/2028 (f)	135	128
Series 2003-F, Class A1, 5.08%, 10/25/2028 (f)	167	158
Series 2004-A, Class A1, 4.90%, 4/25/2029 (f)	58	54
Series 2004-C, Class A2, 5.30%, 7/25/2029 (f)	72	71
Series 2003-A5, Class 2A6, 6.80%, 8/25/2033 (f)	68	66
Series 2004-A4, Class A2, 5.46%, 8/25/2034 (f)	154	144
Series 2004-1, Class 2A1, 5.42%, 12/25/2034 (f)	171	161
Series 2005-A2, Class A1, 5.58%, 2/25/2035 (f)	371	329
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (e)	15,610	15,634
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (f)	48	44
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (f)	498	483
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.92%, 6/15/2030 (f)	277	269
Series 2000-TBC3, Class A1, 4.88%, 12/15/2030 (f)	64	62
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	215	193
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (e)	11,960	12,031
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (e)	46,200	45,846
Nited Mortgage Mezz, 8.00%, 2/18/2026 ‡	36,000	36,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	66	67
Series 2003-A1, Class A1, 5.50%, 5/25/2033	13	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A2, 6.00%, 5/25/2033	38	38
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (b)	6,268	6,098
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (b) (f)	18,513	17,533
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	135	134
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (b) (e)	9,317	9,103
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (b) (f)	39,489	39,706
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (f)	—	— (h)
Series 2005-QA6, Class A32, 6.90%, 5/25/2035 (f)	610	326
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	61	48
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	24	13
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	69,264	59,289
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	6,765	6,542
Sequoia Mortgage Trust
Series 2004-8, Class A1, 5.14%, 9/20/2034 (f)	285	248
Series 2004-8, Class A2, 5.46%, 9/20/2034 (f)	308	286
Series 2004-10, Class A1A, 5.06%, 11/20/2034 (f)	116	109
Series 2004-11, Class A1, 5.04%, 12/20/2034 (f)	146	132
Series 2004-12, Class A3, 5.00%, 1/20/2035 (f)	273	267
Starwoood Anoo, 9.75%, 6/16/2025 ‡ (b)	18,728	18,658
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.10%, 10/19/2034 (f)	268	256
Series 2005-AR5, Class A3, 4.94%, 7/19/2035 (f)	935	913
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (e)	699	685
Series 2005-RF3, Class 1A, 4.79%, 6/25/2035 (b) (f)	308	264
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.72%, 11/25/2033 (f)	48	48
Series 2003-37A, Class 2A, 5.75%, 12/25/2033 (f)	321	316
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (f)	685	676
Series 2004-4, Class 3A, 5.55%, 12/25/2044 (f)	435	418
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (e)	8,755	8,574
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	88,198	75,741
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	8,361
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	102	102
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	29	29
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	131	133
Series 1998-1, Class 2E, 7.00%, 3/15/2028	141	142
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,390	3,270
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 3.82%, 6/25/2033 (f)	28	27
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	122	119
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	219	221

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-AR7, Class A7, 6.56%, 8/25/2033 (f)	184	183
Series 2003-AR9, Class 1A6, 6.55%, 9/25/2033 (f)	1,118	1,111
Series 2003-AR9, Class 2A, 6.64%, 9/25/2033 (f)	88	85
Series 2003-S9, Class P, PO, 10/25/2033	10	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	804	792
Series 2003-AR11, Class A6, 6.70%, 10/25/2033 (f)	620	587
Series 2004-AR3, Class A1, 5.42%, 6/25/2034 (f)	234	219
Series 2004-AR3, Class A2, 5.42%, 6/25/2034 (f)	301	281
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	519	520
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	43	43
Series 2006-AR10, Class 2P, 4.35%, 9/25/2036 (f)	34	31
Series 2006-AR8, Class 1A2, 4.92%, 8/25/2046 (f)	195	178
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	22	14
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	270	264
Series 2005-2, Class 2A3, IF, IO, 0.56%, 4/25/2035 (f)	550	24
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (f)	2,482	107
Series 2005-4, Class CB7, 5.50%, 6/25/2035	800	729
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	867	130
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	130	114
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	68	63
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	9	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	81	70
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	38	34
Total Collateralized Mortgage Obligations (Cost $2,396,250)		2,302,863
Commercial Mortgage-Backed Securities — 4.5%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (b) (f)	21,000	18,900
Series 2018-20TS, Class E, 3.10%, 5/15/2035 (b) (f)	13,399	11,724
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (b)	27,133	26,116
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	7,700	5,135
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class A, 2.34%, 11/27/2048 (b) (f)	43,443	42,349
Series 2024-FRR2, Class A, 2.48%, 7/27/2050 (b) (f)	13,078	12,289
Series 2024-FRR2, Class B, 2.51%, 7/27/2050 (b) (f)	17,745	16,512
Series 2025-FRR5, Class BK73, 2.07%, 2/27/2051 (b) (f)	20,476	18,461
Series 2025-FRR5, Class B736, 2.18%, 9/27/2052 (b) (f)	18,347	17,486
Series 2025-FRR5, Class A736, 2.19%, 9/27/2052 (b) (f)	15,256	14,582
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (b) (f)	255	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,608
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BKW1, 1.50%, 1/29/2026 (b) (f)	14,340	13,758
Series 2021-FRR1, Class AKW1, 1.70%, 1/29/2026 (b) (f)	16,010	15,491
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (f)	14,570	14,135
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	17,776

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class AK58, 2.23%, 9/29/2029 (b) (f)	28,730	27,376
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (b) (f)	615	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,462
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (f)	53,745	51,814
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	6,392	6,377
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	11,074	11,046
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (b) (f)	14,878	2
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	13,252
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	24,890	21,820
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	12,851
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (f)	4,000	3,801
FHLMC Series 2023-MN7, Class M1, 7.92%, 9/25/2043 (b) (f)	20,076	20,527
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	13,313	13,184
Series KJ17, Class A2, 2.98%, 11/25/2025	257	256
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	16,953
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,407
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,627
Series W5FX, Class AFX, 3.21%, 4/25/2028 (f)	21,769	21,191
Series K081, Class A2, 3.90%, 8/25/2028 (f)	1,531	1,517
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	11,900
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,086
Series K088, Class A2, 3.69%, 1/25/2029	355	348
Series K115, Class XAM, IO, 1.54%, 7/25/2030 (f)	44,581	3,056
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (f)	21,865	1,174
Series K753, Class A2, 4.40%, 10/25/2030	40,970	40,992
Series K754, Class AM, 4.94%, 11/25/2030 (f)	18,128	18,538
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,907
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,529
Series K142, Class A2, 2.40%, 3/25/2032	58,400	51,264
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,091
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,474
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,262
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,288
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,254
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	13,910	13,162
FNMA ACES
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (f)	22,560	22,326
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (f)	7,666	7,450
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	30,906	30,245
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	23,439	22,892
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	26,064	25,437
Series 2017-M15, Class A2, 2.97%, 9/25/2027 (f)	8,045	7,839
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	19,174	18,570
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	18,235	17,662
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	63,514	61,611

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	31,670	30,868
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (f)	44,102	43,032
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	6,084	5,653
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (f)	47,360	2,140
Series 2017-M5, Class A2, 3.01%, 4/25/2029 (f)	4,307	4,120
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,562	31,127
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,500	11,854
Series 2020-M5, Class A2, 2.21%, 1/25/2030	39,487	36,034
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (f)	13,565	12,891
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,313	9,720
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	161,869	6,958
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	28,657	24,312
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	45,000	37,813
Series 2022-M10, Class A2, 1.93%, 1/25/2032 (f)	5,800	4,955
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	48,740	41,728
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	60,253	53,424
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	56,250	53,279
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (f)	18,037	18,122
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (f)	71,540	70,887
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (f)	12,620	12,721
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	104,208
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	1,059	1,052
Series 2021-M3, Class X1, IO, 1.90%, 11/25/2033 (f)	134,922	9,074
Series 2022-M5, Class A1, 2.35%, 1/1/2034 (f)	14,601	13,591
Series 2019-M10, Class X, IO, 0.47%, 5/25/2049 (f)	68,566	1,954
FREMF Mortgage Trust
Series 2018-KSL1, Class B, 3.87%, 11/25/2025 (b) (f)	10,011	9,903
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (b) (f)	5,645	5,245
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (b) (f)	13,500	11,983
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (b) (f)	32,666	27,298
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (b) (f)	9,451	8,639
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (b) (f)	5,000	4,446
Series 2015-K51, Class B, 3.97%, 10/25/2048 (b) (f)	10,000	9,945
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (f)	8,451	8,338
Series 2017-K67, Class B, 3.95%, 9/25/2049 (b) (f)	10,500	10,291
Series 2017-K63, Class B, 3.88%, 2/25/2050 (b) (f)	20,000	19,634
Series 2019-K102, Class B, 3.53%, 12/25/2051 (b) (f)	6,000	5,606
Series 2019-K90, Class B, 4.32%, 2/25/2052 (b) (f)	8,500	8,288
Series 2019-K93, Class B, 4.12%, 5/25/2052 (b) (f)	8,000	7,718
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (f)	10,000	9,767
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (b)	16,520	14,913
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,471	5,490
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	36,069
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (f)	1,020	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,392
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.54%, 4/15/2038 (b) (f)	12,560	12,552
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	34,249

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	56,900
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.32%, 11/25/2053 (b) (f)	41,841	43,397
Series 2024-01, Class M7, 7.07%, 7/25/2054 (b) (f)	7,610	7,666
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	40,900	40,082
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	33,500	33,923
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (b)	45,950	46,861
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	21,436	18,453
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	58,002
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (f)	225	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	4,803	4,787
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.07%, 3/15/2045 (b) (f)	2,500	2,110
Total Commercial Mortgage-Backed Securities (Cost $2,329,659)		2,231,607
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,356
3.45%, 2/2/2061 (b)	4,399	2,627
Republic of Chile 2.55%, 1/27/2032	9,568	8,286
Republic of Peru 5.63%, 11/18/2050	737	686
Republic of Poland 5.50%, 3/18/2054	18,163	16,431
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	11,497
United Mexican States
3.75%, 1/11/2028	22,959	22,445
6.00%, 5/13/2030	19,624	20,213
2.66%, 5/24/2031	20,674	17,614
3.50%, 2/12/2034	6,211	5,102
6.00%, 5/7/2036	8,056	7,714
6.88%, 5/13/2037	29,236	29,587
4.75%, 3/8/2044	3,906	2,953
4.60%, 1/23/2046	15,089	10,909
4.35%, 1/15/2047	4,228	2,930
4.60%, 2/10/2048	1,928	1,369
4.40%, 2/12/2052	14,965	9,982
6.34%, 5/4/2053	4,796	4,211
3.77%, 5/24/2061	11,682	6,542
5.75%, 10/12/2110	5,118	3,865
Total Foreign Government Securities (Cost $226,936)		193,319
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	18,330
FHLB
1.87%, 2/8/2036	32,500	24,309
1.93%, 2/11/2036	40,000	30,245
Resolution Funding Corp. STRIPS
DN, 3.53%, 1/15/2030 (a)	30,700	25,317

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
DN, 3.12%, 4/15/2030 (a)	26,456	21,575
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	34,637
5.50%, 6/15/2038	493	521
4.63%, 9/15/2060	4,157	3,532
4.25%, 9/15/2065	2,604	2,034
Tennessee Valley Authority STRIPS
DN, 4.68%, 11/1/2025 (a)	17,495	17,173
DN, 6.78%, 7/15/2028 (a)	3,119	2,754
DN, 4.28%, 12/15/2028 (a)	3,500	3,040
DN, 5.96%, 6/15/2035 (a)	2,242	1,373
Total U.S. Government Agency Securities (Cost $197,527)		184,840
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,530	2,703
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	12,650
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,731
Total California		18,084
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,247
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,300
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,892
Series 174, Rev., 4.46%, 10/1/2062	17,925	14,500
Total New York		31,939
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,370	12,703
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	2,902
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	7,750
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,120
Total Ohio		28,475
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,442
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	25,949
Total Oklahoma		36,391
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,347

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	11,651	11,851
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,597
Total Texas		32,448
Total Municipal Bonds (Cost $177,413)		154,684
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A (6-MONTH CME TERM SOFR + 3.88%), 4.16%, 1/15/2031 (Cost $51,644)	52,286	49,834
	SHARES (000)
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (k) (l) (Cost $2,145,557)	2,145,222	2,145,651
Total Investments — 100.3% (Cost $52,120,956)		49,286,848
Liabilities in Excess of Other Assets — (0.3)%		(151,616)
NET ASSETS — 100.0%		49,135,232

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2025.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $8,948 or 0.02% of the Fund’s net assets as of May 31, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	16,125	09/19/2025	USD	1,788,363	22,162
U.S. Treasury 10 Year Ultra Note	22,169	09/19/2025	USD	2,500,940	30,590
U.S. Treasury Long Bond	1,161	09/19/2025	USD	131,338	2,722
U.S. Treasury 2 Year Note	6,875	09/30/2025	USD	1,426,670	2,246
U.S. Treasury 5 Year Note	21,475	09/30/2025	USD	2,325,675	12,233
					69,953
Short Contracts
U.S. Treasury Ultra Bond	(723)	09/19/2025	USD	(84,094)	(1,933)
					68,020

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,241,576	$1,693,965	$5,935,541
Collateralized Mortgage Obligations	—	1,998,023	304,840	2,302,863
Commercial Mortgage-Backed Securities	—	2,150,495	81,112	2,231,607
Corporate Bonds
Aerospace & Defense	—	265,947	—	265,947
Automobiles	—	113,316	—	113,316
Banks	—	3,693,031	—	3,693,031
Beverages	—	69,612	—	69,612
Biotechnology	—	224,384	—	224,384
Broadline Retail	—	34,052	—	34,052
Building Products	—	28,738	—	28,738
Capital Markets	—	832,617	—	832,617
Chemicals	—	46,385	—	46,385
Commercial Services & Supplies	—	84,965	—	84,965
Construction & Engineering	—	16,820	—	16,820
Construction Materials	—	11,115	—	11,115
Consumer Finance	—	656,891	—	656,891
Consumer Staples Distribution & Retail	—	35,871	—	35,871
Containers & Packaging	—	14,585	—	14,585
Diversified	—	—	145,433	145,433
Diversified Consumer Services	—	22,832	—	22,832
Diversified REITs	—	45,293	—	45,293
Diversified Telecommunication Services	—	174,068	—	174,068
Electric Utilities	—	1,357,502	—	1,357,502
Electronic Equipment, Instruments & Components	—	5,695	—	5,695
Energy Equipment & Services	—	7,888	—	7,888
Financial Services	—	138,741	34,300	173,041
Food Products	—	201,118	—	201,118
Gas Utilities	—	45,726	—	45,726
Ground Transportation	—	137,260	—	137,260
Health Care Equipment & Supplies	—	53,701	—	53,701
Health Care Providers & Services	—	504,002	12,000	516,002
Health Care REITs	—	40,235	—	40,235
Hotels, Restaurants & Leisure	—	8,945	—	8,945
Independent Power and Renewable Electricity Producers	—	116,185	—	116,185
Industrial Conglomerates	—	21,639	—	21,639
Industrial REITs	—	24,242	—	24,242
Insurance	—	383,359	—	383,359
Interactive Media & Services	—	40,702	—	40,702
IT Services	—	56,481	99,500	155,981
Life Sciences Tools & Services	—	4,707	—	4,707
Machinery	—	16,277	—	16,277
Media	—	181,799	—	181,799
Metals & Mining	—	103,346	—	103,346
Multi-Utilities	—	161,956	—	161,956
Office REITs	—	3,082	—	3,082

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$782,445	$—	$782,445
Passenger Airlines	—	14,625	—	14,625
Personal Care Products	—	8,842	—	8,842
Pharmaceuticals	—	198,598	—	198,598
Real Estate Management & Development	—	14,170	—	14,170
Residential REITs	—	37,510	—	37,510
Retail REITs	—	42,369	—	42,369
Semiconductors & Semiconductor Equipment	—	217,637	—	217,637
Software	—	127,548	—	127,548
Specialized REITs	—	126,320	—	126,320
Specialty Retail	—	14,947	—	14,947
Technology Hardware, Storage & Peripherals	—	161,333	—	161,333
Tobacco	—	66,163	—	66,163
Trading Companies & Distributors	—	41,530	—	41,530
Water Utilities	—	10,443	—	10,443
Wireless Telecommunication Services	—	93,417	—	93,417
Total Corporate Bonds	—	11,943,007	291,233	12,234,240
Foreign Government Securities	—	193,319	—	193,319
Loan Assignments	—	49,834	—	49,834
Mortgage-Backed Securities	—	11,205,182	83,105	11,288,287
Municipal Bonds	—	154,684	—	154,684
U.S. Government Agency Securities	—	184,840	—	184,840
U.S. Treasury Obligations	—	12,565,982	—	12,565,982
Short-Term Investments
Investment Companies	2,145,651	—	—	2,145,651
Total Investments in Securities	$2,145,651	$44,686,942	$2,454,255	$49,286,848
Appreciation in Other Financial Instruments
Futures Contracts	$69,953	$—	$—	$69,953
Depreciation in Other Financial Instruments
Futures Contracts	$(1,933)	$—	$—	$(1,933)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$68,020	$—	$—	$68,020
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$1,761,818	$5,160	$(8,756)	$217	$188,584	$(253,058)	$—	$—	$1,693,965
Collateralized Mortgage Obligations	438,311	— (a)	507	7	—	(133,985)	— (a)	—	304,840
Commercial Mortgage-Backed Securities	89,436	—	(2,077)	15	14,945	(21,207)	—	—	81,112
Corporate Bonds	106,088	—	—	—	187,800	(2,655)	—	—	291,233

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Mortgage-Backed Securities	$92,415	$—	$—	$—	$—	$(9,310)	$—	$—	$83,105
Total	$2,488,068	$5,160	$(10,326)	$239	$391,329	$(420,215)	$— (a)	$—	$2,454,255

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(7,834).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$264,579	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.48% - 18.91% (6.50%)

Asset-Backed Securities	264,579
	18,287	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.71% - 5.62% (5.32%)

Collateralized Mortgage Obligations	18,287
Total	$282,866

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $2,171,389. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$1,927,258	$3,903,551	$3,684,848	$30	$(340)	$2,145,651	2,145,222	$19,201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.